BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2020
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.7%
Cayman Islands — 0.7%
(a)(b)
Battalion CLO X Ltd., Series 2016-10A,
Class A2R, (LIBOR USD 3 Month +
1.80%), 2.01%, 01/24/29 ....... USD 2,000 $ 1,999,998
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/15/29 ................. 1,800 1,789,155
CarVal CLO II Ltd., Series 2019-1A,
Class D, (LIBOR USD 3 Month +
4.15%), 4.37%, 04/20/32 ....... 250 249,997
Dewolf Park CLO Ltd., Series 2017-1A,
Class C, (LIBOR USD 3 Month +
2.15%), 2.39%, 10/15/30 ....... 1,000 965,890
Madison Park Funding XIX Ltd., Series
2015-19A, Class A2R2, (LIBOR
USD 3 Month + 1.50%), 1.72%,
01/22/28 ................. 2,000 1,949,243
Madison Park Funding XXV Ltd., Series
2017-25A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.39%, 04/25/29 1,000 994,341
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class CR, (LIBOR
USD 3 Month + 1.60%), 1.82%,
04/20/27 ................. 1,000 952,342
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.49%,
07/15/29 ................. 1,000 960,133
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class A1AR,
(LIBOR USD 3 Month + 1.17%),
1.41%, 07/15/29 ............ 550 546,416
Palmer Square Loan Funding Ltd.,
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.85%,
08/20/27 ................. 1,500 1,480,836
Regatta Funding LP, Series 2013-2A,
Class A1R2, (LIBOR USD 3 Month +
1.25%), 1.49%, 01/15/29 ....... 500 499,999
12,388,350
Ireland — 1.4%
(b)
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/31 EUR 1,300 1,410,795
Aqueduct European CLO DAC, Series
2017-2X, Class E, (EURIBOR 3
Month + 4.40%), 4.40%, 10/15/30 919 920,462
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR
3 Month + 4.13%), 4.13%,
04/15/31 ............... 1,765 1,758,156
Series 15X, Class FR, (EURIBOR
3 Month + 5.84%), 5.84%,
04/15/31 ............... 3,425 3,201,291
Series 15X, Class M1, 0.00%,
04/15/31 ............... 5,300 4,346,135
CVC Cordatus Loan Fund VI DAC,
Series 6X, Class SUB, 0.00%,
04/15/32 ................. 4,445 2,206,739
Harvest CLO XXII DAC, Series 22X,
Class E, (EURIBOR 3 Month +
6.11%), 6.11%, 01/15/32 ....... 2,500 2,591,157
Security
Par (000)
Par (000) Value
Ireland (continued)
Harvest CLO XXIII DAC, Series 23X,
Class E, (EURIBOR 3 Month +
5.33%), 5.33%, 10/20/32 ....... EUR 473 $ 472,052
Invesco Euro CLO III DAC, Series
3X, Class F, (EURIBOR 3 Month +
8.07%), 8.07%, 07/15/32 ....... 1,128 1,210,099
Madison Park Euro Funding X DAC,
Series 10X, Class M, 0.00%,
10/25/30 ................. 1,100 676,955
OCP Euro CLO DAC, Series 2017-2X,
Class F, (EURIBOR 3 Month +
6.40%), 6.40%, 01/15/32 ....... 1,000 956,108
Voya Euro CLO I DAC, Series 1X,
Class SUB, (EURIBOR 3 Month +
0.00%), 0.00%, 10/15/30 ....... 2,894 2,460,463
22,210,412
Netherlands — 0.5%
(b)
Avoca CLO XIV DAC:
Series 14X, Class ER, (EURIBOR
3 Month + 4.70%), 4.70%,
01/12/31 ............... 1,970 2,034,543
Series 14X, Class FR, (EURIBOR
3 Month + 6.35%), 6.35%,
01/12/31 ............... 2,200 2,144,098
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 1,051,205
OZLME III DAC, Series 3X, Class SUB,
0.00%, 08/24/30 ............ 5,300 3,613,572
8,843,418
United Kingdom — 0.1%
Greene King Finance plc, Series
B1,  (LIBOR GBP 3 Month + 1.80%),
1.86%, 12/15/34
(b)
........... GBP 1,500 1,244,743
Total Asset-Backed Securities — 2.7%
(Cost: $55,295,241) .............................. 44,686,923
Shares
Shares
Common Stocks — 1.1%
Brazil — 0.0%
Oi SA, ADR
(c)
................ 67,264 86,098
China — 0.0%
KE Holdings, Inc., ADR
(c)
......... 895 62,426
Italy — 0.0%
Telecom Italia SpA ............. 164,091 59,730
Netherlands — 0.4%
Altice Europe NV
(c)
............. 1,063,073 5,226,768
United Kingdom — 0.0%
Arrow Global Group plc .......... 26,652 43,298
New Look Secured Issuer plc
(c)(d)
... 21,796,216 282,370
325,668
United States — 0.7%
Allegro MicroSystems , Inc.
(c)
...... 13,750 251,625
Altice USA, Inc., Class A
(c)
........ 7,063 190,348
Caesars Entertainment, Inc.
(c)
..... 9,040 405,173
Cinemark Holdings, Inc. ......... 9,132 74,791
Concho Resources, Inc. ......... 3,449 143,168
Conx Corp.
(c)
................. 10,558 104,735

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
United States (continued)
Dragoneer Growth Opportunities
Corp.
(c)
................... 24,185 $ 282,965
Falcon Capital Acquisition Corp.
(c)
... 18,433 184,514
Forestar Group, Inc.
(c)
........... 6,842 113,851
HCA Healthcare, Inc. ........... 2,532 313,816
KINS TECHNOLOGY
(c)
.......... 28,241 123
Lions Gate Entertainment Corp., Class
A
(c)
..................... 497,490 3,333,183
Service Properties Trust ......... 34,153 246,243
Taylor Morrison Home Corp.
(c)
..... 33,384 721,094
Tribune Resources LLC, Class A
(c)
.. 86,655 60,659
UWM Property Development Co. LLC
(c)
63,000 6
Western Digital Corp. ........... 99,500 3,754,135
Xilinx, Inc. ................... 10,000 1,186,900
11,367,329
Total Common Stocks — 1.1%
(Cost: $27,786,591) .............................. 17,128,019
Par (000)
Pa r (000)
Corporate Bonds — 75.9%
Australia — 0.2%
FMG Resources August 2006 Pty.
Ltd.
(a)
:
4.75%, 05/15/22 ............ USD 35 35,815
5.13%, 03/15/23 ............ 24 25,050
5.13%, 05/15/24 ............ 36 38,516
Glencore Funding LLC, 0.00%,
03/27/25
(e)(f)
................ 3,200 2,799,360
Pacific National Finance Pty. Ltd.,
4.75%, 03/22/28 ............ 200 208,303
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%,
06/17/46
(b)
................ 277 302,245
Santos Finance Ltd., 5.25%, 03/13/29 400 435,884
3,845,173
Austria — 0.9%
ams AG:
0.88%, 09/28/22
(e)
........... 4,600 4,233,794
0.00%, 03/05/25
(e)(f)
.......... EUR 600 509,781
6.00%, 07/31/25 ............ 165 199,470
2.13%, 11/03/27
(e)
........... 9,200 10,507,128
15,450,173
Brazil — 0.7%
Oi SA:
10.00%, 07/27/25 ........... USD 12,001 11,742,229
Canada — 3.0%
(a)
1011778 BC ULC:
4.25%, 05/15/24 ............ 18,350 18,726,175
5.75%, 04/15/25 ............ 3,456 3,682,437
Air Canada Pass-Through Trust:
Series 2015-2, Class B, 5.00%,
12/15/23 ............... 10,033 8,277,733
Series 2017-1, Class B, 3.70%,
01/15/26 ............... 16,085 13,237,671
Bombardier, Inc., 8.75%, 12/01/21 .. 3,750 3,733,631
Brookfield Residential Properties, Inc.,
6.25%, 09/15/27 ............ 52 53,284
Mattamy Group Corp.:
5.25%, 12/15/27 ............ 52 54,990
Security
Par (000)
Par (000) Value
Canada (continued)
4.63%, 03/01/30 ............ USD 379 $ 384,685
48,150,606
China — 0.9%
Agile Group Holdings Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(b)(g)
................. 200 200,125
Bi Hai Co. Ltd., 6.25%, 03/05/22 .... 200 201,438
China Aoyuan Group Ltd., 6.35%,
02/08/24 ................. 200 202,500
China Construction Bank Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
2.45%, 06/24/30
(b)
........... 300 301,125
China Development Bank Financial
Leasing Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.75%), 2.87%,
09/28/30
(b)
................ 200 200,070
China Evergrande Group, 4.25%,
02/14/23
(e)
................ HKD 10,000 1,191,031
China Huadian Overseas Development
2018 Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 6.07%), 3.38%
(b)(g)
...... USD 225 230,414
China Resources Land Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.14%),
3.75%
(b)(g)
................. 245 250,436
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00%
PIK), 12/19/22
(h)
............. 434 384,423
Coastal Emerald Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.45%), 4.30%
(b)(g)
290 293,716
Country Garden Holdings Co. Ltd.,
5.40%, 05/27/25 ............ 200 215,375
European TopSoho SARL, Series
SMCP, 4.00%, 09/21/21
(e)
...... EUR 9,500 4,268,006
Franshion Brilliant Ltd., 4.25%,
07/23/29 ................. USD 295 299,241
Hilong Holding Ltd., 8.25%, 09/26/22
(c)( i )
200 97,062
Hopson Capital International Group Co.
Ltd., 6.00%, 02/17/21 ......... 500 497,656
Huachen Energy Co. Ltd., 6.63%,
05/18/20
(c)( i )
................ 446 161,396
Huarong Finance 2019 Co. Ltd.:
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
6.98%), 4.25%
(b)(g)
......... 200 203,312
3.38%, 02/24/30 ............ 300 298,500
Jingrui Holdings Ltd., 9.45%, 04/23/21 200 196,312
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 ............ 345 344,676
8.50%, 06/30/22 ............ 200 195,125
9.38%, 06/30/24 ............ 200 180,969
King Talent Management Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.52%),
5.60%
(b)(g)
................. 400 347,375
Leader Goal International Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.92%),
4.25%
(b)(g)
................. 200 204,313
Pearl Holding III Ltd., 9.50%, 12/11/22 400 92,757

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
China (continued)
Poseidon Finance 1 Ltd., 0.00%,
02/01/25
(e)(f)
................ USD 860 $ 835,795
Prime Bloom Holdings Ltd., 6.95%,
07/05/22 ................. 1,003 179,600
Redsun Properties Group Ltd., 11.50%,
03/04/21 ................. 500 507,344
Rock International Investment, Inc.,
6.63%, 03/27/20
(c)( i )
.......... 743 74,300
Scenery Journey Ltd., 11.50%,
10/24/22 ................. 265 225,084
Sino-Ocean Land Treasure IV Ltd.,
4.75%, 08/05/29 ............ 230 230,791
Sunny Express Enterprises Corp.,
3.13%, 04/23/30 ............ 295 307,781
Tencent Holdings Ltd., 3.24%, 06/03/50 250 251,063
Union Life Insurance Co. Ltd., 3.00%,
09/19/21 ................. 386 362,719
Yango Justice International Ltd., 6.80%,
03/11/21 .................. 495 493,917
Yuzhou Group Holdings Co. Ltd.:
6.00%, 10/25/23 ............ 230 227,125
7.38%, 01/13/26 ............ 200 191,999
14,944,871
France — 4.0%
Accor SA, (EUR Swap Annual 5 Year +
4.56%), 4.37%
(b)(g)
........... EUR 6,600 6,957,992
Adevinta ASA:
2.63%, 11/15/25 ............ 100 116,232
3.00%, 11/15/27 ............ 1,638 1,921,089
Airbus SE, Series AMFP, 0.00%,
06/14/21
(e)(f)
................ 4,800 5,572,207
Altice France SA:
5.88%, 02/01/27 ............ 2,474 3,003,801
4.13%, 01/15/29 ............ 7,123 8,097,533
Banijay Entertainment SASU, 3.50%,
03/01/25 ................. 100 113,845
BNP Paribas SA
(g)
:
6.50% ................... USD 20 20,137
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(b)
............... 2,400 2,546,280
(USD Swap Rate 5 Year + 4.15%),
6.63%
(b)
................ 600 636,570
(USD Swap Semi 5 Year + 5.15%),
7.37%
(b)
................ 1,400 1,562,750
Casino Guichard Perrachon SA:
(EUR Swap Annual 5 Year +
3.82%), 3.56%
(b)(g)
......... EUR 3,500 1,416,505
4.50%, 03/07/24
(j)
........... 1,700 1,612,910
3.58%, 02/07/25
(j)
........... 1,800 1,611,836
CMA CGM SA:
6.50%, 07/15/22 ............ 200 233,467
5.25%, 01/15/25 ............ 1,600 1,708,402
7.50%, 01/15/26 ............ 3,744 4,207,468
Credit Agricole SA
(b)(g)
:
(USD Swap Semi 5 Year + 4.32%),
6.87%
(a)
................ USD 800 856,496
(GBP Swap 5 Year + 4.54%),
7.50% ................. GBP 1,564 2,282,929
Credit Lyonnais SACA, Series TMO,
(BFRTMO - 0.30%), 0.19%
(b)(g)
... EUR 1,310 1,201,440
Electricite de France SA, Series EDF,
0.00%, 09/14/24
(e)(f)
.......... 25,600 3,940,386
Faurecia SE, 3.75%, 06/15/28 ..... 100 117,944
Getlink SE, 3.50%, 10/30/25 ...... 132 154,005
Security
Par (000)
Par (000) Value
France (continued)
Loxam SAS:
4.25%, 04/15/24 ............ EUR 100 $ 112,486
3.25%, 01/14/25 ............ 1,300 1,406,227
3.75%, 07/15/26 ............ 400 437,005
5.75%, 07/15/27 ............ 303 308,772
Orano SA, 2.75%, 03/08/28 ....... 300 340,660
Picard Groupe SAS, (EURIBOR 3
Month + 3.00%), 3.00%, 11/30/23
(b)
300 338,581
Quatrim SASU, 5.88%, 01/15/24 ... 100 112,676
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.62%, 02/18/30
(b)
. 400 448,427
Rubis Terminal Infra SAS, 5.63%,
05/15/25 ................. 153 184,874
Societe Generale SA
(b)(g)
:
(EUR Swap Annual 5 Year +
5.54%), 6.75% ........... 1,300 1,522,705
(USD Swap Semi 5 Year + 6.24%),
7.37% ................. USD 2,200 2,259,840
(USD Swap Rate 5 Year + 5.87%),
8.00% ................. 500 561,855
SPIE SA, 2.63%, 06/18/26 ........ EUR 100 114,631
Tereos Finance Groupe I SA:
4.13%, 06/16/23 ............ 600 641,358
7.50%, 10/30/25 ............ 1,834 2,104,783
Valeo SA, 0.00%, 06/16/21
(e)(f)
..... USD 4,400 4,350,940
65,138,044
Germany — 2.4%
ADLER Real Estate AG:
1.50%, 04/17/22 ............ EUR 100 113,898
3.00%, 04/27/26 ............ 600 695,631
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.38%
(b)(g)
...... 300 341,970
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(b)(g)
...... USD 3,750 3,741,075
CeramTec BondCo GmbH, 5.25%,
12/15/25 ................. EUR 1,772 1,985,708
Cheplapharm Arzneimittel GmbH,
3.50%, 02/11/27 ............ 666 741,528
Commerzbank AG
(b)
:
(EUR Swap Annual 5 Year +
6.36%), 6.12%
(g)
.......... 2,000 2,271,440
(EUR Swap Annual 5 Year +
4.35%), 4.00%, 12/05/30 .... 100 118,795
Consus Real Estate AG, 9.63%,
05/15/24 ................. 691 853,060
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%, 10/15/24 .... 300 319,420
HT Troplast GmbH, 9.25%, 07/15/25 . 100 123,479
IHO Verwaltungs GmbH:
3.88%, 05/15/27
(b)
........... 252 292,400
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)(h)
............. USD 200 208,500
Infineon Technologies AG, (EUR Swap
Annual 5 Year + 3.39%), 2.87%
(b)(g)
EUR 300 346,350
K+S AG, 3.00%, 06/20/22 ........ 700 809,131
LEG Immobilien AG, 0.40%, 06/30/28
(e)
2,000 2,462,070
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 ............ 763 859,566
Peach Property Finance GmbH:
3.50%, 02/15/23 ............ 100 114,332
4.38%, 11/15/25 ............ 300 350,263
RAG- Stiftung , 0.00%, 02/18/21
(e)(f)
.. 2,500 2,902,104
Rebecca Bidco GmbH, 5.75%,
07/15/25 ................. 129 150,052

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Germany (continued)
RWE AG, (USD Swap Semi 10 Year +
4.52%), 6.62%, 07/30/75
(b)
..... USD 1,000 $ 1,144,980
Schaeffler AG:
2.75%, 10/12/25 ............ EUR 1,600 1,850,321
3.38%, 10/12/28 ............ 3,900 4,525,475
Summit Properties Ltd., 2.00%,
01/31/25 ................. 302 330,621
Techem Verwaltungsgesellschaft 674
mbH , 6.00%, 07/30/26 ........ 400 473,412
Techem Verwaltungsgesellschaft 675
mbH , 2.00%, 07/15/25 ........ 200 220,776
Tele Columbus AG, 3.88%, 05/02/25 . 400 437,303
thyssenkrupp AG:
1.88%, 03/06/23 ............ 127 137,557
2.88%, 02/22/24 ............ 7,579 8,178,813
2.50%, 02/25/25 ............ 1 1,057
Vertical Midco GmbH, 4.38%, 07/15/27 215 252,904
Vertical US Newco, Inc., 5.25%,
07/15/27
(a)
................ USD 440 452,848
WEPA Hygieneprodukte GmbH,
(EURIBOR 3 Month + 2.88%),
2.87%, 12/15/26
(b)
........... EUR 133 151,628
ZF Europe Finance BV, 2.00%,
02/23/26 ................. 300 324,937
ZF Finance GmbH:
3.00%, 09/21/25 ............ 100 114,136
3.75%, 09/21/28 ............ 200 227,435
38,624,975
Ghana — 0.1%
Tullow Oil plc:
6.25%, 04/15/22 ............ USD 721 451,526
7.00%, 03/01/25 ............ 1,300 670,719
1,122,245
Hong Kong — 0.0%
Bank of East Asia Ltd. (The), (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%),
4.00%, 05/29/30
(b)
........... 250 257,109
NWD MTN Ltd., 4.13%, 07/18/29 ... 400 403,875
660,984
India — 0.1%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30 ................. 275 271,047
Adani Ports & Special Economic Zone
Ltd., 4.00%, 07/30/27 ......... 214 215,145
Adani Transmission Ltd., 4.00%,
08/03/26 ................. 295 306,892
Vedanta Resources Ltd., 7.13%,
05/31/23 ................. 300 184,500
977,584
Indonesia — 0.0%
JGC Ventures Pte. Ltd., 10.75%,
08/30/21
(c)( i )
................ 500 203,438
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 235 269,449
Star Energy Geothermal Darajat II,
4.85%, 10/14/38 ............ 200 206,000
678,887
Security
Par (000)
Par (000) Value
Ireland — 0.8%
AIB Group plc, (EUR Swap Annual 5
Year + 6.63%), 6.25%
(b)(g)
...... EUR 4,975 $ 5,823,104
Virgin Media Vendor Financing Notes III
DAC, 4.88%, 07/15/28 ........ GBP 5,100 6,565,756
12,388,860
Israel — 0.0%
Teva Pharmaceutical Finance
Netherlands II BV:
1.88%, 03/31/27 ............ EUR 200 196,972
1.63%, 10/15/28 ............ 200 187,363
384,335
Italy — 4.2%
Assicurazioni Generali SpA , (EURIBOR
3 Month + 5.35%), 5.50%,
10/27/47
(b)
................ 100 135,597
Autostrade per l'Italia SpA :
6.25%, 06/09/22 ............ GBP 100 136,521
5.88%, 06/09/24 ............ EUR 600 795,308
4.38%, 09/16/25 ............ 100 129,859
1.88%, 09/26/29 ............ 8,870 10,043,776
Banco BPM SpA , 2.50%, 06/21/24 .. 195 236,860
Centurion Bidco SpA , 5.88%, 09/30/26 100 113,450
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.87%, 06/30/26
(b)
..... 653 749,655
Gamma Bidco SpA , 6.25%, 07/15/25 2,749 3,068,871
Intesa Sanpaolo SpA :
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(g)
......... 7,300 9,490,296
(EUR Swap Annual 5 Year +
4.27%), 4.12%
(b)(g)
......... 750 707,525
5.15%, 06/10/30 ............ GBP 3,400 4,782,408
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(g)
......... EUR 2,225 2,518,519
Rossini SARL:
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 100 113,844
6.75%, 10/30/25 ............ 258 312,844
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 6,520 8,832,448
Telecom Italia Finance SA, 7.75%,
01/24/33 ................. EUR 3,123 5,214,838
Telecom Italia SpA :
1.13%, 03/26/22
(e)
........... 2,600 2,994,024
4.00%, 04/11/24 ............ 266 330,609
2.75%, 04/15/25 ............ 1,708 2,055,650
UniCredit SpA
(b)
:
(EUR Swap Annual 5 Year +
9.30%), 9.25%
(g)
.......... 1,034 1,289,292
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(g)
.......... 3,700 4,278,291
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(g)
.......... 2,600 3,251,412
(EURIBOR Swap Rate 5 Year +
4.08%), 3.87%
(g)
.......... 5,800 5,226,658
(EURIBOR Swap Rate 5 Year +
4.74%), 4.87%, 02/20/29 .... 400 490,317
Unione di Banche Italiane SpA , (EUR
Swap Annual 5 Year + 5.75%),
5.87%, 03/04/29
(b)
........... 200 254,154
Unipol Gruppo SpA , 3.25%, 09/23/30 125 146,466
67,699,492

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Japan — 1.8%
Nissan Motor Co. Ltd., 3.52%,
09/17/25
(a)
................ USD 648 $ 652,678
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(g)
............... 8,220 7,582,950
4.75%, 09/19/24 ............ 1,500 1,514,846
4.75%, 07/30/25 ............ EUR 200 245,969
3.13%, 09/19/25 ............ 1,700 1,961,357
(USD Swap Rate 5 Year + 4.85%),
6.87%
(b)(g)
............... USD 1,600 1,520,000
5.00%, 04/15/28 ............ EUR 5,000 6,142,947
4.00%, 09/19/29 ............ 7,900 9,153,259
28,774,006
Jersey — 0.0%
LHC3 plc, 4.12%, (4.12% Cash or
9.00% PIK), 08/15/24
(h)
........ 503 586,684
Luxembourg — 3.8%
Altice Financing SA:
2.25%, 01/15/25 ............ 3,969 4,298,921
7.50%, 05/15/26
(a)
........... USD 600 626,250
3.00%, 01/15/28 ............ EUR 195 206,143
Altice Finco SA, 4.75%, 01/15/28 ... 200 209,637
Altice France Holding SA:
8.00%, 05/15/27
(a)
........... 200 243,994
8.00%, 05/15/27 ............ 1,283 1,565,223
ArcelorMittal SA, 4.25%, 07/16/29 .. USD 172 181,316
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22 ............ EUR 200 232,581
8.50%, 11/01/22 ............ GBP 100 129,317
6.75%, 11/01/25 ............ EUR 2,797 3,192,375
7.75%, 11/01/25 ............ GBP 2,947 3,745,529
INEOS Finance plc, 3.38%, 03/31/26 EUR 165 187,790
LHMC Finco 2 SARL, 7.25%, 10/02/25 2,228 1,803,380
Matterhorn Telecom SA:
2.63%, 09/15/24 ............ 100 113,117
3.13%, 09/15/26 ............ 3,300 3,633,114
4.00%, 11/15/27 ............ 5,200 5,904,775
Monitchem HoldCo 2 SA, 9.50%,
09/15/26 ................. 100 119,097
Monitchem HoldCo 3 SA, 5.25%,
03/15/25 ................. 522 610,136
SES SA:
(EUR Swap Annual 5 Year +
4.66%), 4.62%
(b)(g)
......... 1,300 1,534,106
(EUR Swap Annual 5 Year +
5.40%), 5.62%
(b)(g)
......... 9,100 11,260,710
2.00%, 07/02/28 ............ 3,100 3,808,266
Summer BC Holdco A SARL, 9.25%,
10/31/27 ................. 3,793 4,174,781
Summer BC Holdco B SARL, 5.75%,
10/31/26 ................. 11,900 13,663,059
61,443,617
Macau — 0.0%
Sands China Ltd., 4.38%, 06/18/30 .. USD 230 236,732
Malaysia — 0.0%
Cindai Capital Ltd., 0.00%, 02/08/23
(e)(f)
567 572,818
Mexico — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 ............ EUR 400 467,607
Security
Par (000)
Par (000) Value
Netherlands — 1.3%
Hema Bondco II BV, 8.50%, 01/15/23
(c)
( i )
....................... EUR 600 $ 5,241
ING Groep NV
(b)(g)
:
(USD Swap Rate 5 Year + 4.20%),
6.75% ................. USD 700 741,230
(USD Swap Semi 5 Year + 4.45%),
6.50% ................. 600 635,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.34%), 5.75% ........... 1,400 1,458,632
Intertrust Group BV, 3.38%, 11/15/25 EUR 367 426,914
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.03%
(b)(g)
100 113,262
OCI NV:
3.13%, 11/01/24 ............ 100 114,705
3.63%, 10/15/25 ............ 300 347,627
PPF Telecom Group BV, 3.25%,
09/29/27 ................. 175 204,332
Stichting AK Rabobank Certificaten ,
0.00%
(g)(j)
................. 7,151 10,316,712
Summer BidCo BV, 9.00%, (9.00%
Cash or 9.75% PIK), 11/15/25
(b)(h)
. 151 168,157
Trivium Packaging Finance BV, 3.75%,
08/15/26
(j)
................. 580 666,282
United Group BV:
4.88%, 07/01/24 ............ 160 186,083
3.63%, 02/15/28 ............ 166 179,989
UPCB Finance VII Ltd., 3.63%,
06/15/29 ................. 300 348,577
VZ Vendor Financing BV, 2.50%,
01/31/24 ................. 271 307,730
Ziggo Bond Co. BV, 3.38%, 02/28/30 3,600 3,982,055
Ziggo BV:
4.25%, 01/15/27 ............ 126 150,488
2.88%, 01/15/30 ............ 106 120,127
20,473,393
Portugal — 0.4%
Banco Espirito Santo SA
(c)( i )
:
2.63%, 05/08/17 ............ 6,100 923,567
4.75%, 01/15/18 ............ 19,300 2,922,107
4.00%, 01/21/19 ............ 22,800 3,452,023
7,297,697
South Korea — 0.0%
(b)(g)
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50% ................... USD 300 290,813
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
5.87% ................... 200 215,687
506,500
Spain — 2.8%
Banco de Sabadell SA, (EUR Swap
Annual 5 Year + 2.20%), 2.00%,
01/17/30
(b)
................ EUR 300 299,355
Banco Santander SA
(b)(g)
:
(EUR Swap Annual 5 Year +
6.80%), 6.75% ........... 2,200 2,645,502
(EUR Swap Annual 5 Year +
5.00%), 5.25% ........... 2,000 2,215,821
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 200 202,266

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Spain (continued)
Bankia SA, (EUR Swap Annual 5 Year
+ 6.22%), 6.37%
(b)(g)
.......... EUR 3,600 $ 4,187,499
CaixaBank SA, (EUR Swap Annual 5
Year + 6.50%), 6.75%
(b)(g)
...... 200 237,553
Cellnex Telecom SA, 1.75%, 10/23/30 3,100 3,553,363
Cirsa Finance International SARL:
6.25%, 12/20/23 ............ 3,356 3,449,027
7.88%, 12/20/23
(a)
........... USD 2,300 2,081,500
4.75%, 05/22/25 ............ EUR 7,233 7,033,968
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21
(c)( i )
.......... 7,800 4,360,449
7.63%, 11/01/21
(a)(c)( i )
......... USD 1,100 534,600
10.75%, 09/30/23
(j)
.......... EUR 2,013 2,356,163
ContourGlobal Power Holdings SA:
3.38%, 08/01/23 ............ 200 231,420
4.13%, 08/01/25 ............ 491 576,046
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(g)
300 327,647
Gestamp Automocion SA, 3.25%,
04/30/26 ................. 200 220,119
Lorca Telecom Bondco SAU:
4.00%, 09/18/27 ............ 300 354,636
Naturgy Finance BV, (EUR Swap
Annual 8 Year + 3.35%), 4.13%
(b)(g)
100 121,005
Repsol International Finance BV, (EUR
Swap Annual 5 Year + 4.00%),
3.75%
(b)(g)
................. 100 116,570
Telefonica Europe BV
(b)(g)
:
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 4,400 5,554,218
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 100 120,687
(EUR Swap Annual 8 Year +
2.97%), 3.87% ........... 2,500 2,953,645
Tendam Brands SAU:
5.00%, 09/15/24 ............ 1,669 1,518,326
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 330 298,982
45,550,367
Sweden — 0.7%
Heimstaden Bostad AB
(b)(g)
:
(EUR Swap Annual 5 Year +
3.67%), 3.25% ........... 100 115,009
(EUR Swap Annual 5 Year +
3.91%), 3.37% ........... 100 113,537
Intrum AB:
4.88%, 08/15/25 ............ 1,355 1,538,648
3.50%, 07/15/26 ............ 101 104,573
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.12%
(b)(g)
........... USD 1,600 1,622,000
Verisure Holding AB:
3.50%, 05/15/23 ............ EUR 100 116,426
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 300 353,777
3.88%, 07/15/26 ............ 3,440 3,991,372
Verisure Midholding AB, 5.75%,
12/01/23 ................. 3,400 3,929,351
11,884,693
Switzerland — 0.8%
Credit Suisse Group AG
(b)(g)
:
(USD Swap Semi 5 Year + 4.60%),
7.50%
(a)
................ USD 400 424,004
Security
Par (000)
Par (000) Value
Switzerland (continued)
(USD Swap Semi 5 Year + 4.60%),
7.50% ................. USD 600 $ 636,006
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25%
(a)
.......... 800 866,968
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.33%), 7.25% ........... 1,400 1,517,194
Dufry One BV:
2.50%, 10/15/24 ............ EUR 100 104,818
2.00%, 02/15/27 ............ 294 297,141
ELM BV for Swiss Re Ltd., 3.25%,
06/13/24
(e)
................ USD 4,800 4,942,464
UBS Group AG
(b)(g)
:
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ 2,700 2,905,875
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12% ........... 1,250 1,296,875
12,991,345
Thailand — 0.1%
Bangkok Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.90%), 3.73%,
09/25/34
(b)
................ 400 392,500
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.70%), 3.34%,
10/02/31
(b)
................ 330 323,194
Thaioil Treasury Center Co. Ltd.,
3.75%, 06/18/50 ............ 240 220,425
936,119
Turkey — 0.5%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%,
03/15/27
(a)
................ 10,281 8,025,954
United Arab Emirates — 0.0%
Esic Sukuk Ltd., 3.94%, 07/30/24 ... 425 426,594
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 03/31/36 ............ 200 198,498
625,092
United Kingdom — 9.5%
Arrow Global Finance plc, 5.13%,
09/15/24 ................. GBP 200 244,430
B&M European Value Retail SA, 3.63%,
07/15/25 ................. 100 130,719
BP Capital Markets plc:
Series BP, 1.00%, 04/28/23
(e)
... 2,200 2,849,473
(EUR Swap Annual 5 Year +
3.88%), 3.25%
(b)(g)
......... EUR 200 239,214
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.17%),
4.25%
(b)(g)
............... GBP 300 403,730
Cabot Financial Luxembourg SA,
7.50%, 10/01/23 ............ 400 523,382
Derwent London Capital No. 3 Jersey
Ltd., 1.50%, 06/12/25
(e)
........ 1,500 1,878,248
Drax Finco plc, 4.25%, 05/01/22 .... 100 130,548
easyJet plc:
1.75%, 02/09/23 ............ EUR 1,476 1,573,766
1.13%, 10/18/23 ............ 800 813,857
0.88%, 06/11/25 ............ 900 877,097

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United Kingdom (continued)
eG Global Finance plc:
4.38%, 02/07/25 ............ EUR 100 $ 106,134
6.25%, 10/30/25 ............ 8,992 9,942,623
EnQuest plc
(h)
:
0.00%, (0.00% Cash or 7.00% PIK),
10/15/23 ............... GBP 1,714 1,165,103
7.00%, (7.00% Cash or 7.00% PIK),
10/15/23
(a)(b)
............. USD 4,702 2,452,855
FCE Bank plc, 1.62%, 05/11/23 .... EUR 500 565,583
Fiat Chrysler Automobiles NV:
3.75%, 03/29/24 ............ 1,427 1,780,835
3.88%, 01/05/26 ............ 2,285 2,908,453
Galaxy Bidco Ltd., 6.50%, 07/31/26 . GBP 105 139,064
Greene King Finance plc, Series B2,
(LIBOR GBP 3 Month + 2.08%),
2.14%, 03/15/36
(b)
........... 800 684,197
Hammerson plc, 2.00%, 07/01/22 ... EUR 3,100 3,375,738
HBOS Capital Funding No. 1 LP:
6.85%
(g)
.................. USD 8,093 8,161,790
Heathrow Finance plc:
4.75%, 03/01/24 ............ GBP 100 125,382
4.13%, 09/01/29 ............ 115 133,339
HSBC Bank plc, Series 1M, (LIBOR
USD 6 Month + 0.25%), 0.75%
(b)(g)
USD 4,700 3,981,088
Hurricane Finance plc, 8.00%, 10/15/25 GBP 100 134,538
Informa plc, 2.13%, 10/06/25 ...... EUR 100 116,923
InterContinental Hotels Group plc,
3.38%, 10/08/28 ............ GBP 3,450 4,479,034
International Consolidated Airlines
Group SA:
0.63%, 11/17/22
(e)
........... EUR 1,300 1,280,049
0.50%, 07/04/23 ............ 1,400 1,320,713
1.50%, 07/04/27 ............ 400 341,243
Intu Jersey 2 Ltd., 2.88%, 11/01/22
(e)
. GBP 6,900 2,100,653
Intu Metrocentre Finance plc, 4.13%,
12/06/23 ................. 800 494,900
Ithaca Energy North Sea plc, 9.38%,
07/15/24
(a)
................ USD 6,761 5,882,070
Jaguar Land Rover Automotive plc:
4.50%, 01/15/26 ............ EUR 100 97,244
4.50%, 10/01/27
(a)
........... USD 12,500 10,562,500
Legal & General Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.38%), 5.62%
(b)
(g)
...................... GBP 2,650 3,501,874
Marks & Spencer plc
(j)
:
6.00%, 06/12/25 ............ 1,262 1,768,004
4.50%, 07/10/27 ............ 400 513,075
National Westminster Bank plc
(b)(g)
:
Series C, (LIBOR USD 3 Month +
0.25%), 0.51% ........... USD 9,400 8,463,008
Series A, (LIMEAN USD 6 Month +
0.25%), 0.62% ........... 100 89,925
Series B, (LIBOR USD 6 Month +
0.25%), 0.41% ........... 1,300 1,169,025
Neptune Energy Bondco plc, 6.63%,
05/15/25
(a)
................ 8,098 7,045,260
New Look Financing plc, 5.00%,
05/03/24
(a)(b)
............... GBP 2,353 14,056
Pinewood Finance Co. Ltd., 3.25%,
09/30/25 ................. 100 128,410
Premier Foods Finance plc, 6.25%,
10/15/23 ................. 700 927,254
Rolls-Royce plc:
0.88%, 05/09/24 ............ EUR 1,600 1,678,997
4.63%, 02/16/26 ............ 2,016 2,347,868
Security
Par (000)
Par (000) Value
United Kingdom (continued)
5.75%, 10/15/27
(a)
........... USD 3,908 $ 3,956,850
1.63%, 05/09/28 ............ EUR 200 196,360
Santander UK Group Holdings plc,
(GBP Swap 5 Year + 5.79%),
6.75%
(b)(g)
................. GBP 200 271,704
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 ............ 6,955 8,289,386
(EURIBOR 3 Month + 5.75%),
5.75%, 07/31/25
(b)
......... EUR 3,300 3,400,669
8.25%, 07/31/25 ............ GBP 3,800 4,565,990
Synlab Bondco plc, (EURIBOR 3 Month
+ 4.75%), 4.75%, 07/01/25
(b)
.... EUR 306 358,126
Synthomer plc, 3.88%, 07/01/25 .... 100 118,514
Tesco plc, 5.13%, 04/10/47 ....... 300 504,962
Tullow Oil Jersey Ltd.:
6.63%, 07/12/21
(e)
........... USD 5,000 4,000,000
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(j)
..... GBP 7,176 9,069,062
Virgin Media Finance plc, 3.75%,
07/15/30 ................. EUR 1,871 2,069,039
Virgin Media Secured Finance plc:
5.00%, 04/15/27 ............ GBP 100 133,825
5.25%, 05/15/29 ............ 200 271,565
5.50%, 05/15/29
(a)
........... USD 1,500 1,602,615
4.25%, 01/15/30 ............ GBP 900 1,136,801
4.50%, 08/15/30
(a)
........... USD 1,125 1,143,281
Vmed O2 UK Financing I plc, 3.25%,
01/31/31 ................. EUR 8,112 9,235,069
Vodafone Group plc
(b)
:
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78 .... 200 253,826
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79 .... 200 235,841
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80 1,572 1,789,636
Wagamama Finance plc, 4.13%,
07/01/22 ................. GBP 1,700 2,043,657
154,290,049
United States — 36.9%
Advanced Micro Devices, Inc., 7.50%,
08/15/22
(k)
................ USD 37,819 41,979,090
Albertsons Cos., Inc.:
3.50%, 02/15/23
(a)
........... 2,227 2,262,407
5.75%, 03/15/25 ............ 47 48,439
7.50%, 03/15/26
(a)
........... 31 34,348
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 46 46,216
4.75%, 08/01/25 ............ 37 36,907
American Airlines Group, Inc., Series
2017-1C, 5.18%, 08/15/23
(d)
.... 9,645 8,439,288
American Airlines Pass-Through Trust:
Series 2001-01, 6.98%, 05/23/21 . 1,623 1,509,744
Series 2019-1C, Class A, 4.13%,
06/15/22
(d)
.............. 40,000 34,552,000
Series 2011-1, Class B, 4.87%,
04/22/25
(d)
.............. 5,519 4,573,739
Series 2017-2, Class A, 4.00%,
12/15/25
(d)
.............. 8,734 7,653,385
American Airlines, Inc., Series 2017-2C,
5.18%, 10/15/23
(d)
........... 9,469 7,575,135
AMN Healthcare, Inc., 4.63%,
10/01/27
(a)
................ 150 153,375
Aramark Services, Inc.:
4.75%, 06/01/26 ............ 23 22,856
5.00%, 02/01/28
(a)
........... 55 55,488

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Ardagh Packaging Finance plc:
2.13%, 08/15/26 ............ EUR 200 $ 227,677
4.75%, 07/15/27 ............ GBP 615 800,281
Avaya, Inc., 6.13%, 09/15/28
(a)
..... USD 5,001 5,132,276
Avis Budget Finance plc:
4.13%, 11/15/24 ............ EUR 2,512 2,589,157
4.75%, 01/30/26 ............ 4,400 4,458,280
Bausch Health Cos., Inc.:
4.50%, 05/15/23 ............ 500 575,431
5.50%, 11/01/25
(a)
........... USD 9,254 9,506,634
5.75%, 08/15/27
(a)
........... 19 20,378
Belden, Inc.:
4.13%, 10/15/26 ............ EUR 210 245,281
3.88%, 03/15/28 ............ 200 231,113
Berry Global, Inc., 4.88%, 07/15/26
(a)
. USD 1,680 1,757,204
Boxer Parent Co., Inc.:
6.50%, 10/02/25 ............ EUR 573 694,105
7.13%, 10/02/25
(a)
........... USD 1,186 1,271,534
Boyd Gaming Corp., 4.75%, 12/01/27 34 33,065
Buckeye Partners LP:
4.15%, 07/01/23 ............ 202 198,717
4.35%, 10/15/24 ............ 275 266,750
4.13%, 03/01/25
(a)
........... 125 118,438
BY Crown Parent LLC, 4.25%,
01/31/26
(a)
................ 82 83,025
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 1,170 1,198,511
8.13%, 07/01/27 ............ 374 390,342
Caesars Resort Collection LLC, 5.75%,
07/01/25
(a)
................ 225 230,767
Calpine Corp., 5.13%, 03/15/28
(a)
... 31 31,964
Carnival Corp.:
11.50%, 04/01/23
(a)
.......... 6,975 7,660,921
10.13%, 02/01/26 ........... EUR 4,159 5,079,914
Carnival plc, 1.00%, 10/28/29 ..... 2,068 1,348,758
Carvana Co., 5.63%, 10/01/25
(a)
.... USD 2,000 1,970,000
Catalent Pharma Solutions, Inc.:
2.38%, 03/01/28 ............ EUR 594 660,104
CCO Holdings LLC, 5.00%, 02/01/28
(a)
USD 266 279,433
Cedar Fair LP:
5.50%, 05/01/25
(a)
........... 397 401,963
5.38%, 04/15/27 ............ 24 22,230
5.25%, 07/15/29 ............ 24 21,780
Centene Corp.:
4.75%, 01/15/25 ............ 1,000 1,027,500
5.38%, 06/01/26
(a)
........... 86 90,490
5.38%, 08/15/26
(a)
........... 35 37,013
4.25%, 12/15/27 ............ 166 174,748
Charles River Laboratories
International, Inc., 5.50%, 04/01/26
(a)
24 25,080
Cheniere Energy Partners LP:
5.25%, 10/01/25 ............ 70 71,204
5.63%, 10/01/26 ............ 52 53,383
4.50%, 10/01/29 ............ 19 19,371
Cheniere Energy, Inc., 4.63%,
10/15/28
(a)
................ 183 188,948
Churchill Downs, Inc., 5.50%,
04/01/27
(a)
................ 29 30,033
Cincinnati Bell, Inc., 7.00%, 07/15/24
(a)
1,000 1,035,000
Cinemark Holdings, Inc., 4.50%,
08/15/25
(a)(e)
............... 232 200,253
Clarios Global LP, 4.38%, 05/15/26 .. EUR 4,701 5,489,255
Clean Harbors, Inc., 4.88%, 07/15/27
(a)
USD 25 26,125
Colfax Corp., 6.00%, 02/15/24
(a)
.... 29 30,166
Security
Par (000)
Par (000) Value
United States (continued)
Commercial Metals Co.:
4.88%, 05/15/23 ............ USD 47 $ 48,998
5.75%, 04/15/26 ............ 22 22,715
5.38%, 07/15/27 ............ 172 179,310
CommScope , Inc.
(a)
:
6.00%, 03/01/26 ............ 12,135 12,590,063
8.25%, 03/01/27 ............ 11,126 11,515,354
7.13%, 07/01/28 ............ 4,257 4,280,626
Coty, Inc.:
4.00%, 04/15/23 ............ EUR 400 378,317
4.75%, 04/15/26 ............ 100 89,096
CrownRock LP, 5.63%, 10/15/25
(a)
.. USD 226 222,244
CSC Holdings LLC, 5.50%, 05/15/26
(a)
6,000 6,243,000
Darling Ingredients, Inc., 5.25%,
04/15/27
(a)
................ 24 25,440
DaVita, Inc., 4.63%, 06/01/30
(a)
.... 593 603,167
Delta Air Lines Pass-Through Trust,
Series 2015-1, Class B, 4.25%,
07/30/23 ................. 10,419 9,728,372
Diamondback Energy, Inc., 5.38%,
05/31/25 ................. 27 27,937
Dun & Bradstreet Corp. (The)
(a)
:
6.88%, 08/15/26 ............ 3,904 4,177,280
10.25%, 02/15/27 ........... 12,140 13,593,158
Elanco Animal Health, Inc.
(j)
:
4.91%, 08/27/21 ............ 23 23,518
5.27%, 08/28/23 ............ 3,786 4,092,817
Encore Capital Group, Inc., 4.88%,
10/15/25 ................. EUR 3,796 4,444,222
ESH Hospitality, Inc., 5.25%, 05/01/25
(a)
USD 8,250 8,250,000
Ford Motor Credit Co. LLC, 2.33%,
11/25/25 .................. EUR 300 331,052
Forestar Group, Inc., 5.00%, 03/01/28
(a)
USD 1,399 1,388,815
Frontier Communications Corp.
(a)
:
8.50%, 04/01/26
(j)
........... 6,035 6,072,719
5.88%, 10/15/27 ............ 4,000 4,099,600
Gap, Inc. (The), 8.38%, 05/15/23
(a)
.. 1,050 1,172,167
GLP Capital LP, 4.00%, 01/15/31 ... 213 222,704
Goodyear Tire & Rubber Co. (The),
9.50%, 05/31/25 ............ 3,156 3,472,231
Gray Oak Pipeline LLC
(a)
:
2.00%, 09/15/23 ............ 302 302,908
2.60%, 10/15/25 ............ 387 386,647
Gray Television, Inc., 5.88%, 07/15/26
(a)
1,500 1,561,260
H&E Equipment Services, Inc., 5.63%,
09/01/25 ................. 45 46,687
Hanesbrands, Inc.
(a)
:
4.63%, 05/15/24 ............ 42 43,745
5.38%, 05/15/25 ............ 4,818 5,070,945
HD Supply, Inc., 5.38%, 10/15/26
(a)
.. 1,036 1,083,697
Hilton Domestic Operating Co., Inc.,
5.13%, 05/01/26 ............ 71 71,888
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 ............ 42 42,389
4.88%, 04/01/27 ............ 28 28,325
Howard Hughes Corp. (The)
(a)
:
5.38%, 03/15/25 ............ 151 151,189
5.38%, 08/01/28 ............ 363 366,630
Hyatt Hotels Corp., 5.38%, 04/23/25 . 197 213,652
iHeartCommunications , Inc.:
6.38%, 05/01/26 ............ 40 42,119
5.25%, 08/15/27
(a)
........... 36 35,534
Illuminate Buyer LLC, 9.00%,
07/01/28
(a)
................ 67 71,690

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
International Game Technology plc:
3.50%, 07/15/24 ............ EUR 200 $ 225,302
3.50%, 06/15/26 ............ 2,571 2,820,807
IQVIA, Inc., 5.00%, 10/15/26
(a)
..... USD 3,500 3,627,383
IRB Holding Corp., 7.00%, 06/15/25
(a)
157 167,320
Iron Mountain UK plc, 3.88%, 11/15/25 GBP 758 991,431
Iron Mountain, Inc.
(a)
:
5.00%, 07/15/28 ............ USD 7,525 7,681,745
5.25%, 07/15/30 ............ 4,579 4,699,199
Jaguar Holding Co. II/PPD
Development LP
(a)
:
4.63%, 06/15/25 ............ 1,720 1,776,743
5.00%, 06/15/28 ............ 80 83,385
JBS USA LUX SA
(a)
:
5.75%, 06/15/25 ............ 49 50,225
6.75%, 02/15/28 ............ 46 50,406
6.50%, 04/15/29 ............ 71 79,796
KFC Holding Co., 5.25%, 06/01/26
(a)
. 3,545 3,663,137
Kraft Heinz Foods Co., 3.88%,
05/15/27
(a)(l)
................ 8,429 8,916,684
Kraton Polymers LLC, 5.25%, 05/15/26 EUR 200 236,424
Lamar Media Corp., 5.75%, 02/01/26 USD 31 32,076
Lamb Weston Holdings, Inc.
(a)
:
4.63%, 11/01/24 ............ 2,039 2,105,268
4.88%, 11/01/26 ............ 40 41,544
Lennar Corp.:
4.75%, 04/01/21 ............ 23 23,201
4.75%, 11/15/22
(j)
........... 148 155,577
Level 3 Financing, Inc.:
5.38%, 01/15/24 ............ 399 401,877
5.25%, 03/15/26 ............ 36 37,166
4.25%, 07/01/28
(a)
........... 760 763,800
3.63%, 01/15/29
(a)
........... 491 475,043
Levi Strauss & Co., 5.00%, 05/01/25 . 1,000 1,025,000
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.62%,
05/23/59
(b)
................ EUR 100 114,596
Logan Merger Sub, Inc., 5.50%,
09/01/27
(a)
................ USD 10,001 10,138,514
Macy's Retail Holdings LLC, 3.45%,
01/15/21 ................. 8,005 7,944,962
Macy's, Inc., 8.38%, 06/15/25
(a)
.... 9,547 9,968,023
Marriott International, Inc., 4.63%,
06/15/30 ................. 155 165,395
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 351 365,917
6.50%, 09/15/26 ............ 37 38,110
Masonite International Corp., 5.38%,
02/01/28
(a)
................ 24 25,440
Mauser Packaging Solutions Holding
Co., 4.75%, 04/15/24 ......... EUR 2,200 2,511,041
MGM Growth Properties Operating
Partnership LP:
4.63%, 06/15/25
(a)
........... USD 70 71,292
5.75%, 02/01/27 ............ 101 108,993
Microchip Technology, Inc., 4.25%,
09/01/25
(a)
................ 24,436 25,368,696
Molina Healthcare, Inc., 5.38%,
11/15/22
(j)
................. 34 35,331
MPT Operating Partnership LP, 5.00%,
10/15/27 ................. 67 70,112
NCR Corp.
(a)
:
8.13%, 04/15/25 ............ 5,000 5,500,000
5.00%, 10/01/28 ............ 1,133 1,121,670
Security
Par (000)
Par (000) Value
United States (continued)
Netflix, Inc.:
3.88%, 11/15/29 ............ EUR 249 $ 321,463
3.63%, 06/15/30 ............ 152 192,691
New Home Co., Inc. (The), 7.25%,
10/15/25
(a)
................ USD 108 108,675
Nexstar Broadcasting, Inc.
(a)
:
5.63%, 07/15/27 ............ 17 17,723
4.75%, 11/01/28 ............ 2,362 2,388,336
Nordstrom, Inc., 8.75%, 05/15/25
(a)
.. 5,395 5,908,672
NRG Energy, Inc.:
7.25%, 05/15/26 ............ 49 51,793
6.63%, 01/15/27 ............ 59 62,097
5.75%, 01/15/28 ............ 40 43,138
5.25%, 06/15/29
(a)
........... 35 37,931
Occidental Petroleum Corp.:
3.13%, 02/15/22 ............ 8,500 8,075,000
8.00%, 07/15/25 ............ 5,000 4,875,000
OI European Group BV:
3.13%, 11/15/24 ............ EUR 300 349,187
2.88%, 02/15/25 ............ 300 341,033
Outfront Media Capital LLC, 5.00%,
08/15/27
(a)
................ USD 31 29,373
Park Intermediate Holdings LLC,
5.88%, 10/01/28
(a)
........... 41 40,180
Parsley Energy LLC, 4.13%, 02/15/28
(a)
75 78,041
PBF Holding Co. LLC, 9.25%,
05/15/25
(a)
................ 445 394,937
Peninsula Pacific Entertainment LLC,
8.50%, 11/15/27
(a)
........... 695 722,890
PG&E Corp., 5.00%, 07/01/28 ..... 551 552,391
Pilgrim's Pride Corp., 5.88%, 09/30/27
(a)
41 43,312
PTC, Inc., 3.63%, 02/15/25
(a)
...... 2,500 2,545,312
PulteGroup, Inc., 5.50%, 03/01/26 .. 58 66,990
QEP Resources, Inc., 5.25%, 05/01/23 116 92,220
Qorvo , Inc., 4.38%, 10/15/29 ...... 382 409,550
Quicken Loans LLC, 3.63%, 03/01/29
(a)
292 287,620
Quicken Loans, Inc., 5.25%, 01/15/28
(a)
47 49,127
Radiate Holdco LLC
(a)
:
4.50%, 09/15/26 ............ 869 871,390
6.50%, 09/15/28 ............ 1,847 1,904,719
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26 ............ EUR 288 350,185
6.25%, 05/15/26
(a)
........... USD 25,295 27,018,348
Sabre GLBL, Inc.
(a)
:
9.25%, 04/15/25 ............ 6,007 6,622,717
7.38%, 09/01/25 ............ 2,734 2,788,680
SeaWorld Parks & Entertainment,
Inc.
(a)
:
8.75%, 05/01/25 ............ 399 418,202
9.50%, 08/01/25 ............ 117 122,850
Select Medical Corp., 6.25%,
08/15/26
(a)
................ 1,275 1,345,125
Service Properties Trust:
5.00%, 08/15/22 ............ 497 490,787
4.50%, 06/15/23 ............ 2,745 2,642,063
7.50%, 09/15/25 ............ 129 135,209
Silgan Holdings, Inc.:
3.25%, 03/15/25 ............ EUR 300 351,186
2.25%, 06/01/28 ............ 232 263,248
Sirius XM Radio, Inc.
(a)
:
4.63%, 07/15/24 ............ USD 1,596 1,645,795
5.38%, 07/15/26 ............ 47 48,949
5.00%, 08/01/27 ............ 72 75,420
5.50%, 07/01/29 ............ 84 91,430

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
SM Energy Co.:
1.50%, 07/01/21
(e)
........... USD 502 $ 461,260
10.00%, 01/15/25
(a)
.......... 2,519 2,397,773
Solera LLC, 10.50%, 03/01/24
(a)
.... 250 259,568
Sprint Communications, Inc., 6.00%,
11/15/22 .................. 5,500 5,887,035
Sprint Corp.:
7.25%, 09/15/21 ............ 3,500 3,645,530
7.88%, 09/15/23 ............ 15,018 17,120,520
7.13%, 06/15/24 ............ 14,020 16,125,804
7.63%, 02/15/25 ............ 6,045 7,133,100
SRM Escrow Issuer LLC, 6.00%,
11/01/28 .................. 927 927,000
Standard Industries, Inc.:
2.25%, 11/21/26 ............ EUR 109 124,720
5.00%, 02/15/27
(a)
........... USD 24 24,750
Staples, Inc., 7.50%, 04/15/26
(a)
.... 9,509 8,890,915
SUN Country Marine, Inc., Series 2019-
1C, 7.00%, 12/15/23
(d)
........ 19,212 15,994,318
Sunoco LP:
4.88%, 01/15/23 ............ 46 46,345
5.50%, 02/15/26 ............ 37 37,069
6.00%, 04/15/27 ............ 28 28,944
Talen Energy Supply LLC:
6.50%, 06/01/25 ............ 103 61,197
7.25%, 05/15/27
(a)
........... 92 92,190
Targa Resources Partners LP:
5.13%, 02/01/25 ............ 24 24,060
5.38%, 02/01/27 ............ 24 24,120
6.50%, 07/15/27 ............ 39 40,852
6.88%, 01/15/29 ............ 39 41,828
Taylor Morrison Communities, Inc.,
5.88%, 06/15/27
(a)
........... 45 49,725
TEGNA, Inc., 4.63%, 03/15/28
(a)
.... 11 10,847
Teleflex, Inc., 4.63%, 11/15/27 ..... 24 25,309
Tempur Sealy International, Inc.,
5.50%, 06/15/26 ............ 28 29,119
Tenet Healthcare Corp.:
4.63%, 07/15/24 ............ 86 87,454
4.63%, 09/01/24
(a)
........... 28 28,665
5.13%, 05/01/25 ............ 65 64,330
4.88%, 01/01/26
(a)
........... 97 98,400
6.25%, 02/01/27
(a)
........... 72 74,758
4.63%, 06/15/28
(a)
........... 45 45,619
Terex Corp., 5.63%, 02/01/25
(a)
.... 28 28,420
Toll Brothers Finance Corp., 4.88%,
11/15/25 .................. 38 42,085
TRI Pointe Group, Inc.:
5.25%, 06/01/27 ............ 10 10,750
5.70%, 06/15/28 ............ 29 32,190
UGI International LLC, 3.25%, 11/01/25 EUR 200 236,424
Unisys Corp., 6.88%, 11/01/27
(a)
.... USD 1,000 1,035,000
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%,
09/03/22
(k)
.............. 1,482 1,410,369
Series 2018-1, Class B, 4.60%,
03/01/26 ............... 2,536 2,006,155
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 8,257 8,275,588
Series 2019-2, Class B, 3.50%,
05/01/28 ............... 2,954 2,365,500
United Rentals North America, Inc.:
5.88%, 09/15/26 ............ 49 51,567
5.50%, 05/15/27 ............ 49 52,093
4.88%, 01/15/28 ............ 78 81,900
Security
Par (000)
Par (000) Value
United States (continued)
United Shore Financial Services LLC,
5.50%, 11/15/25
(a)
........... USD 922 $ 933,248
US Concrete, Inc., 6.38%, 06/01/24 . 9 9,225
Veritas US, Inc., 7.50%, 09/01/25
(a)
.. 389 394,485
VICI Properties LP
(a)
:
3.50%, 02/15/25 ............ 36 36,133
4.63%, 12/01/29 ............ 35 36,366
Vistra Operations Co. LLC
(a)
:
3.55%, 07/15/24 ............ 788 839,659
5.50%, 09/01/26 ............ 48 49,680
5.63%, 02/15/27 ............ 62 64,635
Weekley Homes LLC, 4.88%,
09/15/28
(a)
................ 165 167,115
WESCO Distribution, Inc.
(a)
:
7.13%, 06/15/25 ............ 4,227 4,554,593
7.25%, 06/15/28 ............ 3,490 3,821,550
Western Digital Corp.:
1.50%, 02/01/24
(e)(j)
.......... 1,450 1,383,927
4.75%, 02/15/26 ............ 7,925 8,535,621
William Carter Co. (The)
(a)
:
5.50%, 05/15/25 ............ 5,500 5,775,000
5.63%, 03/15/27 ............ 24 25,185
WPX Energy, Inc., 5.88%, 06/15/28 . 50 51,125
Wyndham Destinations, Inc., 6.63%,
07/31/26
(a)
................ 85 90,436
Wyndham Hotels & Resorts, Inc.,
5.38%, 04/15/26
(a)
........... 24 24,300
Wynn Resorts Finance LLC, 5.13%,
10/01/29
(a)
................ 517 495,028
Xerox Holdings Corp.
(a)
:
5.00%, 08/15/25 ............ 17,000 16,783,930
5.50%, 08/15/28 ............ 6,000 5,923,200
XHR LP, 6.38%, 08/15/25
(a)
....... 119 118,132
XPO Logistics, Inc.
(a)
:
6.13%, 09/01/23 ............ 25 25,313
6.75%, 08/15/24 ............ 50 52,910
Yum! Brands, Inc., 7.75%, 04/01/25
(a)
2,472 2,715,368
Zayo Group Holdings, Inc., 4.00%,
03/01/27
(a)
................ 2,500 2,453,738
601,601,929
Total Corporate Bonds — 75.9%
(Cost: $1,313,841,433) ........................... 1,238,073,060
Floating Rate Loan Interests — 16.9%
Canada — 0.1%
(b)
Titan Acquisition Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.36%, 03/28/25 ............ 1,403 1,329,446
Trader Corp.,1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%, 09/28/23 ............ 1,188 1,155,611
2,485,057
France — 0.3%
(b)
Banijay Entertainment SAS, Facility
Term Loan B, (EURIBOR 3 Month +
3.75%), 3.75%, 03/01/25 ....... EUR 2,000 2,287,559
Claudius Finance SARL, Facility Term
Loan B6, (EURIBOR 6 Month +
3.00%), 3.00%, 09/16/23 ....... 1,391 1,573,453
Elsan SAS, Facility Term Loan B3,
10/30/24
(m)
................ 1,000 1,147,914
5,008,926

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Germany — 0.7%
(b)
CTC AcquiCo GmbH, Facility Term
Loan B1, (EURIBOR 3 Month +
2.75%), 2.75%, 03/07/25 ....... EUR 2,000 $ 2,214,139
Nidda Healthcare Holding GmbH,
Facility Term Loan F, 08/21/26
(m)
.. 5,000 5,684,249
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%, 01/16/25 ............ 3,000 3,231,904
11,130,292
Luxembourg — 1.2%
(b)
Altice Financing SA, Term Loan:
 07/15/25
(m)
................ USD 3,974 3,781,570
(EURIBOR 3 Month + 2.75%),
2.75%, 01/31/26 .......... EUR 4,757 5,317,048
Claudius Finance SARL, Facility Term
Loan B5, (EURIBOR 6 Month +
3.00%), 3.00%, 09/16/23 ....... 609 688,880
Concrete Investment II SCA, Facility
Term Loan A2, (EURIBOR 6 Month
+ 0.00%), 2.00%, 10/30/20
(d)
.... 76 9
Eircom Finco SARL, Facility Term Loan
B, 05/15/26
(m)
.............. 3,000 3,433,994
Froneri International Ltd., Facility 1st
Lien Term Loan B1, (EURIBOR 1
Month + 2.63%), 2.63%, 01/29/27 1,000 1,132,622
Ortho-Clinical Diagnostics, Inc., Term
Loan, 06/30/25
(m)
............ USD 1,000 965,000
Summer (BC) Bidco B LLC, Facility
Term Loan B, 12/04/26
(m)
....... EUR 1,000 1,110,971
Sunshine Luxembourg VII SARL,
Facility Term Loan B1, (LIBOR USD
3 Month + 4.25%), 5.25%, 10/01/26 USD 3,154 3,118,635
Travelport Finance (Luxembourg)
SARL, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.22%, 05/29/26 ............ 375 196,003
Travelport Finance (Luxembourg)
SARL, Term Loan, (LIBOR USD 3
Month + 1.50%), 9.00%, 02/28/25 345 324,460
20,069,192
Netherlands — 0.8%
(b)
Boels Topholding BV, Facility Term
Loan B, 02/06/27
(m)
.......... EUR 1,000 1,131,714
Diamond (BC) BV, Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.26%, 09/06/24 ............ USD 378 361,116
Peer Holdings III BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.25%),
3.25%, 03/07/25 ............ EUR 4,000 4,481,014
UPC Broadband Holding BV, Facility
Term Loan AW, 01/31/29
(m)
..... 2,750 3,158,365
UPC Broadband Holding BV, Facility
Term Loan B1, 01/31/29
(m)
...... 2,750 3,158,365
12,290,574
Norway — 0.1%
Adevinta ASA, Term Loan B, 10/22/27
(b)
(m)
...................... 2,000 2,324,525
Security
Par (000)
Par (000) Value
Spain — 1.7%
(b)
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50%, 12/26/25 ....... EUR 3,500 $ 3,220,257
Invictus Media SLU, Facility Term Loan
B1, (EURIBOR 6 Month + 4.75%),
4.75%, 06/26/25 ............ 536 517,600
Invictus Media SLU, Facility Term Loan
B2, 06/26/25
(m)
............. 335 323,587
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(m)
................ 5,000 5,801,413
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%, 07/01/26 ....... 1,781 1,665,177
Piolin BidCo SAU, Term Loan,
(EURIBOR 6 Month + 3.75%),
0.00% - 10.00%, 12/31/2100 .... 4,000 3,781,246
Promotora de Informaciones SA, Term
Loan, (EURIBOR 1 Month + 4.50%),
4.50%, 11/30/22 ............ 6,318 6,818,942
Promotora De Informaciones SA, Term
Loan, (EURIBOR 1 Month + 4.50%),
4.50%, 12/31/22 ............ 5,163 5,477,908
27,606,130
United Kingdom — 0.7%
(b)
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 4.50%),
5.50%, 12/11/26 ............ USD 895 875,242
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 2.40%, 01/29/27 968 930,369
Jackpotjoy plc, Facility Term Loan B,
(LIBOR GBP 1 Month + 4.25%),
4.25%, 12/05/24 ............ GBP 1,000 1,274,448
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%, 06/13/24 ............ EUR 2,992 3,325,530
Sigma Holdco BV, Facility Term Loan
B1, (EURIBOR 6 Month + 3.50%),
3.50%, 07/02/25 ............ 2,000 2,248,497
VMED O2 UK Holdco 4 Ltd., Facility
Term Loan R, 01/31/29
(m)
...... 789 906,432
Vue International Bidco plc, Facility
Term Loan B1, 07/03/26
(m)
...... 1,315 1,101,499
10,662,017
United States — 11.3%
Acadia Healthcare Co., Term Loan B4,
(LIBOR USD 1 Month + 2.50%),
2.65%, 02/16/23
(b)
........... USD 761 753,621
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.75%, 02/02/26
(b)(d)
.... 180 176,400
Airbnb, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 7.50%),
8.50%, 04/17/25
(b)
........... 408 431,098
Allegro Microsystems, Inc., Term Loan
B, 09/30/27
(b)(d)(m)
............ 2,463 2,450,685
Asurion LLC, Term Loan B4,
(LIBOR USD 1 Month + 3.00%),
3.15%, 08/04/22
(b)
........... 498 490,033
Avaya, Inc., Term Loan B, 12/15/24
(b)(m)
2,400 2,355,000
AVSC Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.25%), 4.25%, 03/03/25
(b)
..... 985 751,647
Barracuda Networks, Inc., 1st Lien
Term Loan, 02/12/25
(b)(m)
....... 2,830 2,776,938

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Barracuda Networks, Inc., 2nd Lien
Term Loan, 10/22/28
(b)(m)
....... USD 1,810 $ 1,798,688
Brand Energy & Infrastructure Services,
Inc., Term Loan, (LIBOR USD 3
Month + 4.25%), 5.25%, 06/21/24
(b)
349 324,225
BY Crown Parent LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.00%),
4.00%, 02/02/26
(b)
........... 98 96,137
Cablevision Lightpath LLC, Term Loan,
09/29/27
(b)(m)
............... 105 103,425
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.65% - 4.65%, 07/21/25
(b)
218 210,847
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month +
3.00%), 4.00%, 10/30/26
(b)
..... 875 864,430
CHI Overhead Doors, Inc., 1st Lien
Term Loan, 07/31/25
(b)(d)(m)
...... 48 47,640
Chobani LLC, Term Loan B, 10/20/27
(b)
(m)
...................... 1,739 1,710,741
Clear Channel Outdoor Holdings,
Inc., Term Loan B, (LIBOR USD
3 Month + 3.50%), 3.67% -
3.71%, 08/21/26
(b)
........... 1,995 1,812,563
Coty, Inc., Term Loan A, 04/05/23
(b)(m)
EUR 8,978 9,742,122
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%, 04/07/25
(b)
992 1,054,651
CPG International LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.75%, 05/05/24
(b)
........... USD 226 225,121
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.75%, 04/09/27
(b)
..... 498 489,251
Douglas Dynamics LLC, Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.75%, 06/08/26
(b)(d)
.......... 128 127,141
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.75%), 3.91%, 02/06/26
(b)
..... 12,690 12,480,921
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.75%), 8.75%, 07/31/28
(b)
..... 561 572,921
Epicor Software Corp., Term Loan B,
(LIBOR USD 1 Month + 4.25%),
5.25%, 07/30/27
(b)
........... 788 784,642
Equinox Holdings Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.00%), 4.00%, 03/08/24
(b)
..... 1,975 1,432,303
Everi Payments, Inc., Term Loan,
(LIBOR USD 1 Month + 10.50%),
11.50%, 05/09/24
(b)(d)
......... 80 79,800
Filtration Group Corp., Term Loan A,
(LIBOR USD 1 Week + 3.75%),
4.50%, 03/29/25
(b)
........... 1,208 1,190,883
Forterra Finance LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%, 10/25/23
(b)
........... 569 565,242
Frontier Communications Corp., Term
Loan B1, 06/15/24
(b)(m)
........ 3,000 2,940,690
Frontier Communications Corporation,
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.75%, 10/08/21
(b)
..... 733 724,754
Gentiva Health Services, Inc., 1st Lien
Term Loan B, (LIBOR USD 1 Month
+ 3.25%), 3.44%, 07/02/25
(b)
.... 20,449 19,988,716
Security
Par (000)
Par (000) Value
United States (continued)
Go Daddy Operating Co. LLC, Term
Loan B3, (LIBOR USD 1 Month +
2.50%), 2.65%, 08/10/27
(b)
..... USD 408 $ 400,667
Golden Nugget, Inc., Term Loan B,
(LIBOR USD 2 Month + 2.50%),
3.25%, 10/04/23
(b)
........... 249 218,458
Greeneden US Holdings I LLC, Term
Loan B3, 12/01/23
(b)(m)
........ 3,497 3,467,876
GTT Communications BV, Term Loan,
05/31/25
(b)(m)
............... EUR 7,960 8,649,902
GVC Holdings plc, Facility Term Loan
B3, (LIBOR USD 3 Month + 2.25%),
3.25%, 03/29/24
(b)
........... USD 1,265 1,247,022
Hayward Industries, Inc., 1st Lien Term
Loan, 08/05/24
(b)(m)
........... 750 728,122
HD Supply, Inc., Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.90%, 10/17/23
(b)
........... 486 481,107
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%, 08/25/25
(b)(d)
.... 488 470,920
HUB International Ltd., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.19% - 3.21%, 04/25/25
(b)
..... 283 271,343
Hyland Software, Inc., 1st Lien Term
Loan., 07/01/24
(b)(m)
.......... 2,529 2,488,826
Illuminate Buyer LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.15%, 06/30/27
(b)
........... 787 772,858
I-Logic Technologies Bidco Ltd., Term
Loan, 12/21/24
(b)(d)(m)
.......... EUR 1,000 1,161,738
Infoblox Inc., Term Loan
(b)(m)
:
 10/07/27 ................. USD 5,855 5,752,538
 10/06/28 ................. 2,559 2,571,795
Informatica LLC, 2nd Lien Term Loan,
7.13%, 02/25/25
(n)
........... 11,176 11,315,700
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.40%, 02/25/27
(b)
........... 10,310 9,943,680
Jaguar Holding Co. I LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
3.50%, 08/18/22
(b)
........... 2,992 2,967,271
Lineage Logistics LLC, Term Loan,
(LIBOR USD 1 Month + 3.00%),
4.00%, 02/27/25
(b)
........... 2,562 2,528,415
Live Nation Entertainment, Inc., Term
Loan B4, (LIBOR USD 1 Month +
1.75%), 1.94%, 10/19/26
(b)
..... 751 695,510
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.89%, 08/31/27
(b)
........... 6,873 6,653,957
McAfee LLC, Term Loan B, 09/30/24
(b)
(m)
...................... 4,095 4,049,376
Metro-Goldwyn-Mayer, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.50%), 2.65%, 07/03/25
(b)
..... 1,496 1,427,613
Metro-Goldwyn-Mayer, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
4.50%), 5.50%, 07/03/26
(b)(d)
.... 500 486,250
MH Sub I LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24
(b)
........... 617 606,264
Midas Intermediate Holdco II LLC,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.75%, 08/18/21
(b)
..... 1,223 1,150,608

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
United States (continued)
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.75%, 10/01/27
(b)
..... USD 877 $ 860,925
Mitchell International, Inc., Facility 1st
Lien Term Loan, (LIBOR USD 1
Month + 4.25%), 4.75%, 11/29/24
(b)
432 417,744
PetSmart, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%),
4.50%, 03/11/22
(b)
........... 1,067 1,054,720
PGE Corp., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%, 06/18/25
(b)
771 761,429
Pike Corp., Term Loan, (LIBOR
USD 3 Month + 2.00%), 3.16% -
5.25%, 07/24/26
(b)
........... 126 123,669
Refinitiv US Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.40%, 10/01/25
(b)
........... 3,492 3,436,206
Ryan Specialty Group LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
4.00%, 09/01/27
(b)
........... 653 647,286
Sedgwick Claims Management
Services, Inc., Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26
(b)
........... 944 931,056
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 4.75%, 09/23/27
(b)
..... 167 164,739
Sophia LP, 2nd Lien Term Loan,
10/09/28
(b)(d)(m)
.............. 2,250 2,227,500
Sophia LP, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%, 10/07/27
(b)
1,126 1,106,531
Sotheby's, Inc., Term Loan,
(LIBOR USD 1 Month + 5.50%),
6.50%, 01/15/27
(b)
........... 748 740,875
Tempo Acquisition LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26
(b)
........... 874 843,684
Terrier Media Buyer, Inc., Term Loan
B, (LIBOR USD 1 Month + 4.25%),
4.40%, 01/01/38
(b)
........... 497 483,504
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month +
7.25%), 7.40%, 03/03/28
(b)
..... 632 615,059
Trans Union LLC, Term Loan B5,
(LIBOR USD 1 Month + 1.75%),
1.90%, 11/16/26
(b)
........... 380 370,071
TransDigm , Inc., Term Loan F,
(LIBOR USD 1 Month + 2.25%),
2.40%, 12/09/25
(b)
........... 993 932,206
Ultimate Software Group, Inc. (The), 1st
Lien Term Loan
(b)
:
(LIBOR USD 1 Month + 3.75%),
3.90%, 05/04/26 .......... 2,178 2,137,670
 05/04/26
(m)
................ 7,604 7,551,760
Ultimate Software Group, Inc. (The),
2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%, 05/03/27
(b)
1,433 1,454,495
Veritas US Inc., Term Loan B,
(LIBOR USD 3 Month + 5.50%),
6.50%, 09/01/25
(b)
........... 4,918 4,809,608
Veritas US, Inc., Term Loan B,
(EURIBOR 3 Month + 5.50%),
6.50%, 09/01/25
(b)
........... EUR 4,305 4,921,063
Vertiv Group Corp., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.15%, 03/02/27
(b)
........... USD 995 975,349
Security
Par (000)
Par (000) Value
United States (continued)
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 2.65%, 01/31/28
(b)
..... USD 1,500 $ 1,446,701
VS Buyer LLC, Term Loan, 02/28/27
(b)(d)
(m)
...................... 2,683 2,615,685
White Cap Buyer, LLC, Term Loan,
(LIBOR USD 6 Month + 0.00%),
4.50%, 10/19/27
(b)
........... 702 691,091
Wilsonart LLC, Term Loan D,
(LIBOR USD 3 Month + 3.25%),
4.25%, 12/19/23
(b)
........... 497 489,167
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.15%, 03/09/27
(b)
........... 1,493 1,435,904
184,306,789
Total Floating Rate Loan Interests — 16.9%
(Cost: $276,101,210) ............................. 275,883,502
Foreign Agency Obligations — 1.6%
China — 0.0%
Guangxi Financial Investment Group
Co. Ltd., 5.75%, 01/23/21 ...... 200 198,438
France — 1.4%
Electricite de France SA:
(GBP Swap 13 Year + 3.96%),
6.00%
(b)(g)
............... GBP 3,500 4,908,326
(EUR Swap Annual 5 Year +
3.37%), 2.87%
(b)(g)
......... EUR 2,400 2,728,775
(GBP Swap 15 Year + 3.05%),
5.87%
(b)(g)
............... GBP 800 1,120,607
(EUR Swap Annual 5 Year +
4.00%), 3.37%
(b)(g)
......... EUR 9,600 10,971,003
2.00%, 12/09/49 ............ 2,600 3,287,985
23,016,696
India — 0.0%
Oil India Ltd., 5.13%, 02/04/29 ..... USD 240 258,750
Power Finance Corp. Ltd., 3.75%,
12/06/27 ................. 200 200,375
459,125
Indonesia — 0.1%
Pertamina Persero PT, 4.18%, 01/21/50 550 546,562
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA :
3.63%, 09/24/24 ............ EUR 571 670,419
2.63%, 04/28/25 ............ 854 972,897
1,643,316
Total Foreign Agency Obligations — 1.6%
(Cost: $25,873,036) .............................. 25,864,137
Foreign Government Obligations — 0.1%
Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22 USD 1,000 748,125
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka:
7.85%, 03/14/29 ............ 225 121,570

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Sri Lanka (continued)
7.55%, 03/28/30 ............ USD 200 $ 108,125
229,695
Total Foreign Government Obligations — 0.1%
(Cost: $1,424,651) .............................. 977,820
Shares
Shares
Investment Companies — 0.8%
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 124,834 13,020,186
Total Investment Companies — 0.8%
(Cost: $13,115,605) .............................. 13,020,186
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
United Kingdom — 0.2%
Paragon Mortgages No. 13 plc, Series
13X, Class A2C, (LIBOR USD 3
Month + 0.18%), 0.42%, 01/15/ 39
(b)
4,150 3,943,148
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $3,765,603) .............................. 3,943,148
Preferred Securities — 0.5%
Capital Trusts — 0.3%
United Kingdom — 0.3%
Lloyds Banking Group plc
(b)(g)
:
(LIBOR USD 3 Month + 1.50%),
6.41%
(a)
................ 1,252 1,478,925
(LIBOR USD 3 Month + 1.27%),
6.66% ................. 701 849,086
(LIBOR USD 3 Month + 1.27%),
6.66%
(a)
................ 2,694 3,263,108
5,591,119
Total Capital Trusts — 0.3%
(Cost: $5,328,830) .............................. 5,591,119
Shares
Shares
Preferred Stocks — 0.2%
Spain — 0.2%
Banco Santander SA, Series 6 , (LIBOR
USD 3 Month + 0.52%), 4.00%
(b)(g)
109,000 2,752,250
Total Preferred Stocks — 0.2%
(Cost: $2,507,000) .............................. 2,752,250
Total Preferred Securities — 0.5%
(Cost: $7,835,830) .............................. 8,343,369
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes, 0.25%, 06/30/25
(l)
USD 4,850 $ 4,827,266
Total U.S. Treasury Obligations — 0.3%
(Cost: $4,858,993) .............................. 4,827,266
Shares
Shares
Warrants — 0.0%
United States — 0.0%
(c)
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 11/11/20, Strike
Price USD 10.00) ........... 44,300 44,300
SM Energy Co. (Issued/exercisable
06/17/20, 1 share for 1 warrant,
Expires 06/30/23, Strike Price USD
4.26) .................... 67,242 107,587
Social Capital Hedosophia Holdings
Corp. III (Issued/exercisable
09/11/20, 1 share for 1 warrant,
Expires 12/31/20, Strike Price USD
10.00) ................... 550,000 5
Tribune Resources LLC (Issued/
exercisable 04/06/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.00)
(d)
........... 440,830 22,042
Tribune Resources LLC (Issued/
exercisable 04/06/18, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 0.00) ............ 566,782 56,678
Total Warrants — 0.0% ............................ 230,612
Total Long-Term Investments — 100.1%
(Cost: $1,730,605,272) ........................... 1,632,978,042
Par (000)
Pa r (000)
Short-Term Securities — 9.5%
Borrowed Bond Agreements — 6.9%
(o)(p)
Barclays Bank plc, (2.25)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 2,477,066,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 2,500,000 and
$2,780,602, respectively) ...... EUR 2,468 2,874,036
Barclays Bank plc, (2.00)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 2,126,960,
collateralized by eircom Finance
DAC, 1.75%, due at 11/01/24, par
and fair value of EUR 2,200,000 and
$2,446,930, respectively) ...... 2,122 2,471,886
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 1,271,634,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 1,300,000 and
$1,461,238, respectively) ...... 1,271 1,479,706

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.85)%, Open
(Purchased on 10/28/20 to be
repurchased at EUR 2,424,880,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 6.00%, par
and fair value of EUR 2,400,000 and
$2,795,160, respectively)
(g)
..... EUR 2,425 $ 2,824,369
Barclays Bank plc, (0.85)%, Open
(Purchased on 10/28/20 to be
repurchased at EUR 2,494,930,
collateralized by Cooperatieve
Rabobank UA, 4.37%, par and
fair value of EUR 2,400,000 and
$2,854,557, respectively)
(g)
..... 2,495 2,905,960
Barclays Bank plc, (0.85)%, Open
(Purchased on 09/09/20 to be
repurchased at EUR 4,172,624,
collateralized by ARD Finance SA,
5.00%, due at 06/30/27, par and
fair value of EUR 4,100,000 and
$4,608,520, respectively) ...... 4,167 4,852,707
Barclays Bank plc, (0.75)%, Open
(Purchased on 03/20/20 to be
repurchased at USD 886,238,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 850,000 and
$1,075,250, respectively) ...... USD 890 890,375
Barclays Bank plc, (0.50)%, Open
(Purchased on 03/20/20
to be repurchased at USD
959,045, collateralized by
Teva Pharmaceutical Finance
Netherlands III BV, 2.80%, due
at 07/21/23, par and fair value of
USD 1,270,000 and $1,204,493,
respectively) ............... 962 962,025
Barclays Bank plc, (0.40)%, Open
(Purchased on 05/19/20 to be
repurchased at USD 1,825,397,
collateralized by Air Canada, 7.75%,
due at 04/15/21, par and fair value
of USD 1,900,000 and $1,890,500,
respectively) ............... 1,829 1,828,750
Barclays Bank plc, (0.20)%, Open
(Purchased on 10/14/20 to be
repurchased at USD 421,235,
collateralized by Beacon Roofing
Supply, Inc., 4.88%, due at 11/01/25,
par and fair value of USD 410,000
and $402,210, respectively) ..... 421 421,275
Barclays Bank plc, (0.20)%, Open
(Purchased on 10/27/20 to be
repurchased at USD 194,033,
collateralized by Beacon Roofing
Supply, Inc., 4.88%, due at 11/01/25,
par and fair value of USD 190,000
and $186,390, respectively) ..... 194 194,038
Barclays Bank plc, (0.20)%, Open
(Purchased on 09/22/20 to be
repurchased at USD 1,343,584,
collateralized by Zayo Group
Holdings, Inc., 6.13%, due
at 03/01/28, par and fair value of
USD 1,300,000 and $1,311,375,
respectively) ............... 1,344 1,343,875
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.20)%, Open
(Purchased on 10/28/20 to be
repurchased at USD 1,716,374,
collateralized by Beacon Roofing
Supply, Inc., 4.88%, due at 11/01/25,
par and fair value of USD 1,710,000
and $1,677,510, respectively) ... USD 1,716 $ 1,716,413
BNP Paribas SA, (0.25)%, Open
(Purchased on 09/30/20 to be
repurchased at USD 1,036,489,
collateralized by Icahn Enterprises
LP, 5.25%, due at 05/15/27, par
and fair value of USD 985,000 and
$1,019,285, respectively) ...... 1,037 1,036,713
BNP Paribas SA, (0.20)%, Open
(Purchased on 09/10/20 to be
repurchased at USD 1,493,077,
collateralized by Lions Gate
Capital Holdings LLC, 5.88%, due
at 11/01/24, par and fair value of
USD 1,450,000 and $1,363,000,
respectively) ............... 1,494 1,493,500
BNP Paribas SA, 0.04%, Open
(Purchased on 06/17/20 to be
repurchased at USD 4,905,598,
collateralized by U.S. Treasury
Notes, 0.25%, due at 05/31/25, par
and fair value of USD 4,925,000 and
$4,904,800, respectively) ...... 4,907 4,906,531
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
10/28/20 to be repurchased at EUR
2,115,213, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,200,000 and
$2,444,649, respectively) ...... EUR 2,115 2,463,687
Citigroup Global Markets Ltd.,
(0.80)%, Open (Purchased on
10/28/20 to be repurchased at
EUR 2,993,690, collateralized by
Refinitiv US Holdings, Inc., 6.88%,
due at 11/15/26, par and fair value
of EUR 2,700,000 and $3,388,484,
respectively) ............... 2,994 3,486,871
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
06/04/20 to be repurchased at
USD 1,474,029, collateralized
by CenturyLink, Inc., 5.13%, due
at 12/15/26, par and fair value of
USD 1,400,000 and $1,431,500,
respectively) ............... USD 1,475 1,475,250
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
08/17/20 to be repurchased at
USD 1,913,827, collateralized by
Kraft Heinz Foods Co., 4.88%, due
at 10/01/49, par and fair value of
USD 1,700,000 and $1,797,311,
respectively) ............... 1,915 1,914,625

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc.,
(0.20)%, Open (Purchased on
04/09/20 to be repurchased at
USD 3,165,194, collateralized by
Ally Financial, Inc., 3.88%, due
at 05/21/24, par and fair value of
USD 3,250,000 and $3,495,210,
respectively) ............... USD 3,169 $ 3,168,750
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
08/03/20 to be repurchased at
USD 3,863,004, collateralized by
Southwest Airlines Co., 5.13%, due
at 06/15/27, par and fair value of
USD 3,650,000 and $4,058,764,
respectively) ............... 3,864 3,864,438
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
05/15/20 to be repurchased at USD
2,056,381, collateralized by Elanco
Animal Health, Inc., 5.90%, due
at 08/28/28, par and fair value of
USD 1,875,000 and $2,182,406,
respectively) ............... 2,058 2,057,812
Citigroup Global Markets, Inc.,
(0.15)%, Open (Purchased on
04/09/20 to be repurchased at
USD 1,645,489, collateralized by
Bausch Health Cos., Inc., 5.00%,
due at 01/30/28, par and fair value
of USD 1,700,000 and $1,680,246,
respectively) ............... 1,647 1,646,875
Citigroup Global Markets, Inc.,
(0.10)%, Open (Purchased on
09/04/20 to be repurchased at
USD 537,107, collateralized by
Bombardier, Inc., 7.88%, due
at 04/15/27, par and fair value
of USD 750,000 and $546,353,
respectively) ............... 537 537,188
Credit Suisse Securities USA LLC,
(0.20)%, Open (Purchased on
04/06/20 to be repurchased at USD
1,787,290, collateralized by Uber
Technologies, Inc., 8.00%, due
at 11/01/26, par and fair value of
USD 1,850,000 and $1,949,438,
respectively) ............... 1,790 1,789,875
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
09/25/20 to be repurchased at USD
1,422,309, collateralized by Lions
Gate Capital Holdings LLC, 6.38%,
due at 02/01/24, par and fair value
of USD 1,435,000 and $1,377,600,
respectively) ............... 1,422 1,422,444
Credit Suisse Securities USA LLC,
(0.10)%, Open (Purchased on
03/19/20 to be repurchased at
USD 1,361,841, collateralized by
Kraft Heinz Foods Co., 3.75%, due
at 04/01/30, par and fair value of
USD 1,500,000 and $1,576,050,
respectively) ............... 1,363 1,363,125
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Goldman Sachs International,
(0.90)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 2,506,206, collateralized by
eircom Finance DAC, 3.50%, due
at 05/15/26, par and fair value of
EUR 2,500,000 and $2,903,729,
respectively) ............... EUR 2,504 $ 2,916,050
JPMorgan Securities plc,
(1.85)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 722,190, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value
of EUR 750,000 and $836,266,
respectively) ............... 721 839,491
JPMorgan Securities plc,
(1.40)%, Open (Purchased on
10/01/20 to be repurchased at EUR
1,529,744, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 1,564,000
and $1,754,117, respectively) ... 1,528 1,779,199
JPMorgan Securities plc,
(0.85)%, Open (Purchased on
09/28/20 to be repurchased at EUR
3,197,211, collateralized by INEOS
Finance plc, 2.88%, due at 05/01/26,
par and fair value of EUR 3,300,000
and $3,701,141, respectively) ... 3,194 3,720,358
JPMorgan Securities plc,
(0.75)%, Open (Purchased on
09/28/20 to be repurchased at
EUR 1,733,239, collateralized by
eircom Finance DAC, 2.63%, due
at 02/15/27, par and fair value of
EUR 1,800,000 and $2,007,039,
respectively) ............... 1,732 2,017,001
JPMorgan Securities plc,
(0.45)%, Open (Purchased on
10/27/20 to be repurchased at GBP
595,125, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 614,000 and $761,599,
respectively) ............... GBP 595 771,033
JPMorgan Securities plc,
(0.35)%, Open (Purchased on
09/28/20 to be repurchased at GBP
578,815, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 600,000 and $744,234,
respectively) ............... 579 749,558
JPMorgan Securities plc,
(0.35)%, Open (Purchased on
06/18/20 to be repurchased at GBP
874,603, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 886,000 and $1,098,985,
respectively) ............... 876 1,134,935

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
JPMorgan Securities plc,
(0.35)%, Open (Purchased on
06/17/20 to be repurchased at GBP
1,394,698, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value of
GBP 1,400,000 and $1,736,545,
respectively) ............... GBP 1,397 $ 1,809,909
JPMorgan Securities plc,
(0.30)%, Open (Purchased on
09/28/20 to be repurchased at GBP
761,985, collateralized by TalkTalk
Telecom Group plc, 3.88%, due
at 02/20/25, par and fair value
of GBP 790,000 and $979,908,
respectively) ............... 762 986,806
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
1,454,225, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 1,397,000
and $1,651,421, respectively) ... EUR 1,452 1,691,283
Merrill Lynch International,
(1.45)%, Open (Purchased on
10/01/20 to be repurchased at EUR
2,394,215, collateralized by Nouryon
Holding BV, 6.50%, due at 10/01/26,
par and fair value of EUR 2,300,000
and $2,718,876, respectively) ... 2,391 2,784,503
RBC Capital Markets LLC,
(3.00)%, Open (Purchased on
10/29/20 to be repurchased at
USD 332,657, collateralized by
Washington Prime Group LP, 6.45%,
due at 08/15/24, par and fair value
of USD 619,000 and $320,333,
respectively) ............... USD 333 332,712
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
4,773,960, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 4,400,000
and $4,589,860, respectively) ... 4,774 4,774,000
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/30/20 to be repurchased at
USD 1,249,995, collateralized by
Occidental Petroleum Corp, 6.63%,
due at 09/01/30, par and fair value
of USD 1,250,000 and $1,095,375,
respectively) ............... 1,113 1,112,500
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/27/20 to be repurchased at USD
5,656,781, collateralized by Mattel,
Inc., 6.75%, due at 12/31/25, par
and fair value of USD 5,250,000 and
$5,521,688, respectively) ...... 5,657 5,656,875
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
09/18/20 to be repurchased at
USD 3,411,742, collateralized by
Tenet Healthcare Corp., 6.75%,
due at 06/15/23, par and fair value
of USD 3,145,000 and $3,316,528,
respectively) ............... USD 3,412 $ 3,412,325
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at USD
5,318,174, collateralized by Uber
Technologies, Inc., 7.50%, due
at 09/15/27, par and fair value of
USD 5,035,000 and $5,262,833,
respectively) ............... 5,318 5,318,219
RBC Capital Markets LLC,
(0.15)%, Open (Purchased on
10/29/20 to be repurchased at
USD 4,351,951, collateralized by
Terrier Media Buyer, Inc., 8.88%,
due at 12/15/27, par and fair value
of USD 4,130,000 and $4,221,872,
respectively) ............... 4,352 4,351,988
RBC Europe Ltd., (2.00)%, Open
(Purchased on 09/14/20 to be
repurchased at EUR 1,922,083,
collateralized by Gestamp Funding
Luxembourg SA, 3.50%, due
at 05/15/23, par and fair value of
EUR 1,950,000 and $2,225,519,
respectively) ............... EUR 1,928 2,245,382
RBC Europe Ltd., (1.65)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 2,498,180,
collateralized by Gestamp Funding
Luxembourg SA, 3.50%, due
at 05/15/23, par and fair value of
EUR 2,600,000 and $2,967,359,
respectively) ............... 2,494 2,904,544
RBC Europe Ltd., (1.15)%, Open
(Purchased on 09/28/20 to be
repurchased at EUR 2,597,021,
collateralized by Gestamp Funding
Luxembourg SA, 3.50%, due
at 05/15/23, par and fair value of
EUR 2,700,000 and $3,081,487,
respectively) ............... 2,594 3,020,911
Total Borrowed Bond Agreements — 6.9%
(Cost: $111,951,226) ............................. 111,722,681

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
Security
Shares
Shares Value
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(q)*
..... 42,367,024 $ 42,367,024
Total Money Market Funds — 2.6%
(Cost: $42,367,024) .............................. 42,367,024
Total Short-Term Securities — 9.5%
(Cost: $154,318,250) ............................. 154,089,705
Total Options Purchased — 0.7%
(Cost: $14,642,648) .............................. 11,609,263
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 110.3%
(Cost: $1,899,566,170) ........................... 1,798,677,010
Total Options Written — (0.3)%
(Premiums Received — $5,732,394) .................. (4,893,985)
Par (000)
Pa r (000)
Borrowed Bonds — (6.8)%
Corporate Bonds — (6.5)%
Canada — (0.2)%
(a)
Air Canada, 7.75%, 04/15/21 ...... USD 1,900 (1,890,500)
Bombardier, Inc., 7.88%, 04/15/27 .. 750 (546,353)
(2,436,853)
Ireland — (0.8)%
eircom Finance DAC:
1.75%, 11/01/24 ............ EUR 4,700 (5,227,531)
2.63%, 02/15/27 ............ 2,550 (2,843,306)
3.50%, 05/15/26 ............ 2,500 (2,903,729)
Ryanair DAC, 1.13%, 08/15/23 ..... 2,200 (2,444,649)
(13,419,215)
Israel — (0.1)%
Teva Pharmaceutical Finance
Netherlands III BV, 2.80%, 07/21/23 USD 1,270 (1,204,493)
Luxembourg — (0.7)%
ARD Finance SA, 5.00%, 06/30/27
(b)
. EUR 5,400 (6,069,758)
INEOS Finance plc, 2.88%, 05/01/26 4,864 (5,455,258)
(11,525,016)
Netherlands — (0.4)%
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.68%),
4.37%
(b)(g)
................. 2,400 (2,854,557)
Nouryon Holding BV, 6.50%, 10/01/26 3,697 (4,370,297)
(7,224,854)
Spain — (0.7)%
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(g)
................. 2,400 (2,795,160)
Gestamp Funding Luxembourg SA,
3.50%, 05/15/23 ............ 7,250 (8,274,365)
(11,069,525)
United Kingdom — (0.3)%
TalkTalk Telecom Group plc,
3.88%, 02/20/25 ............ GBP 4,290 (5,321,271)
Security
Par (000)
Par (000) Value
United States — (3.3)%
Ally Financial, Inc., 3.88%, 05/21/24 . USD 3,250 $ (3,495,210)
Bausch Health Cos., Inc.,
5.00%, 01/30/28
(a)
........... 1,700 (1,680,246)
Beacon Roofing Supply, Inc.,
4.88%, 11/01/25
(a)
........... 2,310 (2,266,110)
CenturyLink, Inc., 5.13%, 12/15/26
(a)
. 1,400 (1,431,500)
Clarios Global LP, 8.50%, 05/15/27
(a)
. 4,400 (4,589,860)
Elanco Animal Health, Inc.,
5.90%, 08/28/28
(j)
........... 1,875 (2,182,406)
Icahn Enterprises LP, 5.25%, 05/15/27 985 (1,019,285)
Kraft Heinz Foods Co.
(a)
:
3.75%, 04/01/30 ............ 1,500 (1,576,049)
4.88%, 10/01/49 ............ 1,700 (1,797,312)
Lions Gate Capital Holdings LLC
(a)
:
5.88%, 11/01/24 ............ 1,450 (1,363,000)
6.38%, 02/01/24 ............ 1,435 (1,377,600)
Mattel, Inc., 6.75%, 12/31/25
(a)
..... 5,250 (5,521,688)
Refinitiv US Holdings, Inc.,
6.88%, 11/15/26 ............ EUR 2,700 (3,388,484)
Southwest Airlines Co.,
5.13%, 06/15/27 ............ USD 3,650 (4,058,764)
Sprint Capital Corp., 6.88%, 11/15/28 850 (1,075,250)
Tenet Healthcare Corp.,
6.75%, 06/15/23 ............ 3,145 (3,316,528)
Terrier Media Buyer, Inc.,
8.88%, 12/15/27
(a)
........... 4,130 (4,221,872)
Uber Technologies, Inc.
(a)
:
7.50%, 09/15/27 ............ 5,035 (5,262,834)
8.00%, 11/01/26 ............ 1,850 (1,949,437)
Washington Prime Group LP,
6.45%, 08/15/24
(j)
........... 619 (320,333)
Zayo Group Holdings, Inc.,
6.13%, 03/01/28
(a)
........... 1,300 (1,311,375)
(53,205,143)
Total Corporate Bonds — (6.5)%
(Proceeds: $101,590,683) ......................... (105,406,370)
U.S. Treasury Obligations — (0.3)%
United States — (0.3)%
U.S. Treasury Notes, 0.25%, 05/31/25 4,925 (4,904,800)
Total U.S. Treasury Obligations — (0.3)%
(Proceeds: $4,901,679) ........................... (4,904,800)
Total Borrowed Bonds — (6.8)%
(Proceeds: $106,492,362) .........................
(110,311,170)

BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2020
s
Security
Par (000)
Par (000) Value
Investments Sold Short — (0.1)%
Corporate Bonds — (0.1)%
United States — (0.1)%
Occidental Petroleum Corp., 6.63%,
09/01/30 ................. USD 1,250 $ (1,095,375)
Tenet Healthcare Corp., 6.13%,
10/01/28
(a)
................ 1,000 (970,000)
(2,065,375)
Total Corporate Bonds — (0.1)%
(Proceeds: $2,071,317) ........................... (2,065,375)
Total Investments Sold Short — (0.1)%
(Proceeds: $2,071,317 ) ........................... (2,065,375)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 103.1%
(Cost: $1,785,270,097) ........................... 1,681,406,480
Liabilities in Excess of Other Assets — (3.1)% ............ (50,271,242)
Net Assets — 100.0% .............................. $ 1,631,135,238
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(p)
The amount to be repurchased assumes the maturity will be the day after the period end.
(q)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/20
Shares
Held at
10/31/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 19,476,089 $ 22,890,935 $ — $ — $ — $ 42,367,024 42,367,024 $ 6,228 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF
(b)
..... 2,841,950 — (2,822,920) 20,649 (39,679) — — 11,334 666
$ 20,649 $ (39,679) $ 42,367,024 $ 17,562 $ 666
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date
(a)
Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
(a)
BNP Paribas SA ....... 0.75% 09/10/20 Open   $ 8,197,202 $ 8,205,912 Corporate Bonds Open/Demand
BNP Paribas SA ....... 0.15 10/23/20 Open   3,735,938 3,736,078 U.S. Treasury Obligations Open/Demand
$ 11,933,140 $ 11,941,990
(a)
Certain agreements have no stated maturity and can be terminated by either party at any time.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro- Bobl ............................................................... 48 12/08/20 $ 7,596 $ (40,659)
Euro-BTP ............................................................... 90 12/08/20 15,680 (457,071)
Euro-Bund .............................................................. 187 12/08/20 38,364 (435,728)
Russell 2000 Emini Index .................................................... 100 12/18/20 7,684 67,292
S&P 500 E-Mini Index ...................................................... 78 12/18/20 12,732 47,122
U.S. Treasury 10 Year Note ................................................... 93 12/21/20 12,854 90,386
U.S. Treasury 10 Year Ultra Note ............................................... 23 12/21/20 3,617 34,471
U.S. Treasury Long Bond .................................................... 11 12/21/20 1,897 41,578
U.S. Treasury Ultra Bond .................................................... 4 12/21/20 860 16,147
Long Gilt ............................................................... 28 12/29/20 4,922 (10,972)
U.S. Treasury 2 Year Note .................................................... 10 12/31/20 2,208 255
U.S. Treasury 5 Year Note .................................................... 418 12/31/20 52,501 102,803
$ (544,376)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 33,189,000 USD 42,900,533 BNP Paribas SA 11/04/20 $ 96,101
USD 3,819,183 EUR 3,246,000 Bank of America NA 11/04/20 38,645
USD 335,819,342 EUR 286,774,580 Citibank NA 11/04/20 1,819,951
USD 1,097,179 EUR 937,000 Commonwealth Bank of Australia 11/04/20 5,878
USD 79,608,666 EUR 67,791,000 Goldman Sachs International 11/04/20 654,134
USD 2,420,044 EUR 2,053,000 Morgan Stanley & Co. International plc 11/04/20 28,965
USD 4,212,364 EUR 3,562,000 Royal Bank of Canada 11/04/20 63,790
USD 17,121,055 EUR 14,488,000 State Street Bank and Trust Co. 11/04/20 247,234
USD 81,268,049 EUR 69,353,000 UBS AG 11/04/20 494,293
USD 332,919,325 EUR 285,156,033 Citibank NA 12/03/20 592,779
USD 101,321,071 EUR 86,509,000 Goldman Sachs International 12/03/20 501,752
USD 888,051 EUR 760,000 State Street Bank and Trust Co. 12/03/20 2,332
USD 101,084,036 EUR 86,509,000 UBS AG 12/03/20 264,717
USD 31,075,827 GBP 23,952,123 Citibank NA 12/03/20 40,103
4,850,674
EUR 286,774,580 USD 334,677,760 Citibank NA 11/04/20 (678,369)
EUR 86,509,000 USD 101,258,784 Goldman Sachs International 11/04/20 (503,853)
EUR 86,509,000 USD 101,020,885 UBS AG 11/04/20 (265,953)
GBP 23,952,123 USD 31,070,694 Citibank NA 11/04/20 (40,513)
USD 30,807,221 GBP 23,952,123 Citibank NA 11/04/20 (222,960)
USD 37,084,217 GBP 28,857,000 HSBC Bank plc 11/04/20 (300,274)
USD 3,654,295 GBP 2,829,000 State Street Bank and Trust Co. 11/04/20 (10,699)
USD 42,907,270 GBP 33,189,000 BNP Paribas SA 12/03/20 (97,045)
USD 1,267,879 HKD 9,831,574 Bank of America NA 12/16/20 (256)
(2,119,922)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Xilinx, Inc. ................................ 500 11/06/20 USD 130.00 USD 5,935 $ 33,500
Advanced Micro Devices, Inc. ................... 1,500 11/20/20 USD 85.00 USD 11,294 129,000
EURO STOXX 50 Index ....................... 4,793 11/20/20 EUR 3,800.00 EUR 141,787 11,164

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Western Digital Corp. ......................... 1,000 11/20/20 USD 55.00 USD 3,773 $ 3,000
Xilinx, Inc. ................................ 500 11/20/20 USD 123.00 USD 5,935 166,500
Xilinx, Inc. ................................ 500 11/20/20 USD 130.00 USD 5,935 90,000
Xilinx, Inc. ................................ 750 11/20/20 USD 127.00 USD 8,902 214,500
Altice Europe NV ............................ 6,721 12/18/20 EUR 4.50 EUR 2,842 39,138
EURO STOXX 50 Index ....................... 367 12/18/20 EUR 3,300.00 EUR 10,857 51,291
EURO STOXX 50 Index ....................... 712 12/18/20 EUR 3,800.00 EUR 21,062 2,902
EURO STOXX 50 Index ....................... 726 12/18/20 EUR 3,600.00 EUR 21,477 8,455
Lions Gate Entertainment Corp. .................. 800 12/18/20 USD 10.00 USD 536 8,000
Lions Gate Entertainment Corp. .................. 1,000 12/18/20 USD 11.00 USD 670 10,000
S&P 500 Index ............................. 228 12/18/20 USD 3,500.00 USD 74,555 970,140
STOXX Europe 600 Banks Index ................. 935 12/18/20 EUR 100.00 EUR 3,891 32,668
STOXX Europe 600 Banks Index ................. 1,870 12/18/20 EUR 105.00 EUR 7,782 35,391
Caesars Entertainment, Inc. .................... 126 01/15/21 USD 45.00 USD 565 78,750
Freeport-McMoRan, Inc. ....................... 2,000 01/15/21 USD 20.00 USD 3,468 161,005
Lions Gate Entertainment Corp. .................. 850 01/15/21 USD 11.00 USD 570 8,500
Xerox Holdings Corp. ......................... 525 01/15/21 USD 30.00 USD 912 5,250
EURO STOXX 50 Index ....................... 883 02/19/21 EUR 3,700.00 EUR 26,121 19,539
EURO STOXX 50 Index ....................... 888 02/19/21 EUR 3,600.00 EUR 26,269 39,817
Freeport-McMoRan, Inc. ....................... 1,000 02/19/21 USD 25.00 USD 1,734 28,500
Caesars Entertainment, Inc. .................... 78 03/19/21 USD 35.00 USD 350 110,955
Caesars Entertainment, Inc. .................... 103 03/19/21 USD 40.00 USD 462 116,133
EURO STOXX 50 Index ....................... 553 03/19/21 EUR 3,400.00 EUR 16,359 150,386
STOXX Europe 600 Banks Index ................. 2,021 03/19/21 EUR 105.00 EUR 8,410 114,746
Western Digital Corp. ......................... 1,500 04/16/21 USD 60.00 USD 5,660 93,000
2,732,230
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 11/06/20 USD 82.50 USD 8,388 49,500
iShares Russell 2000 ETF ...................... 500 11/06/20 USD 146.00 USD 7,655 61,500
SPDR S&P 500 ETF Trust ...................... 500 11/06/20 USD 314.00 USD 16,327 128,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,000 11/13/20 USD 82.50 USD 8,388 62,000
American Airlines Group, Inc. .................... 1,000 11/20/20 USD 6.00 USD 1,128 3,000
American Airlines Group, Inc. .................... 1,500 11/20/20 USD 8.00 USD 1,692 12,750
Carnival Corp. .............................. 760 11/20/20 USD 12.50 USD 1,042 55,480
Invesco Senior Loan ETF ...................... 1,000 11/20/20 USD 21.00 USD 2,150 14,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 11/20/20 USD 82.00 USD 6,291 60,750
Macy's, Inc. ............................... 1,000 11/20/20 USD 5.00 USD 621 16,000
Nordstrom, Inc. ............................. 500 11/20/20 USD 10.00 USD 605 18,250
S&P 500 Index ............................. 16 11/20/20 USD 3,100.00 USD 5,232 89,680
S&P 500 Index ............................. 46 11/20/20 USD 3,250.00 USD 15,042 456,780
S&P 500 Index ............................. 62 11/20/20 USD 3,400.00 USD 20,274 1,059,270
Allegiant Travel Co. .......................... 200 12/18/20 USD 40.00 USD 2,695 24,500
Avaya Holdings Corp. ......................... 360 12/18/20 USD 10.00 USD 619 7,200
Casino Guichard Perrachon SA .................. 725 12/18/20 EUR 17.00 EUR 1,401 82,748
Electricite de France SA ....................... 1,416 12/18/20 EUR 9.00 EUR 1,411 67,615
Invesco Senior Loan ETF ...................... 1,000 12/18/20 USD 21.00 USD 2,150 26,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 750 12/18/20 USD 82.00 USD 6,291 103,125
Occidental Petroleum Corp. ..................... 700 12/18/20 USD 9.00 USD 639 76,300
Southwest Airlines Co. ........................ 500 12/18/20 USD 15.00 USD 1,977 7,500
Southwest Airlines Co. ........................ 500 12/18/20 USD 32.50 USD 1,977 51,250
Southwest Airlines Co. ........................ 500 12/18/20 USD 12.50 USD 1,977 1,000
Uber Technologies, Inc. ....................... 500 12/18/20 USD 28.00 USD 1,671 54,500
ViacomCBS , Inc. ............................ 500 12/18/20 USD 23.00 USD 1,429 37,000
Air Canada ................................ 2,000 01/15/21 CAD 8.00 CAD 2,946 40,531
Allegiant Travel Co. .......................... 200 01/15/21 USD 40.00 USD 2,695 6,500
American Airlines Group, Inc. .................... 750 01/15/21 USD 7.00 USD 846 30,375
American Airlines Group, Inc. .................... 2,500 01/15/21 USD 5.00 USD 2,820 50,000
Delta Air Lines, Inc. .......................... 1,000 01/15/21 USD 5.00 USD 3,064 5,000
Sabre Corp. ............................... 500 01/15/21 USD 5.00 USD 326 15,000
Simon Property Group, Inc. ..................... 1,000 01/15/21 USD 40.00 USD 6,281 75,500
Southwest Airlines Co. ........................ 500 01/15/21 USD 20.00 USD 1,977 8,750
Uber Technologies, Inc. ....................... 500 01/15/21 USD 25.00 USD 1,671 37,500

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
United Airlines Holdings, Inc. .................... 150 01/15/21 USD 15.00 USD 508 $ 2,775
United Airlines Holdings, Inc. .................... 850 01/15/21 USD 10.00 USD 2,878 5,950
Xerox Holdings Corp. ......................... 500 01/15/21 USD 15.00 USD 869 38,750
American Airlines Group, Inc. .................... 1,500 02/19/21 USD 6.00 USD 1,692 56,250
American Airlines Group, Inc. .................... 2,000 02/19/21 USD 10.00 USD 2,256 308,000
American Airlines Group, Inc. .................... 1,000 05/21/21 USD 6.00 USD 1,128 55,000
3,362,079
$ 6,094,309
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SoftBank Group Corp. ..... Goldman Sachs International 766 11/27/20 JPY 6,000.00 JPY 5,203 $ 142,475
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on
5-Year Credit Default
Swap CDX.NA.IG.34.V1 Quarterly 1.00 % Quarterly Bank of America NA 12/16/20 USD 70.00 USD 100,000 $ 49,194
Bought Protection on
5-Year Credit Default
Swap CDX.NA.HY.34.V9 Quarterly 5.00 Quarterly Barclays Bank plc 12/16/20 USD 106.00 USD 10,000 50,600
Bought Protection on
5-Year Credit Default
Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 12/16/20 USD 107.50 USD 10,000 12,916
Bought Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly 5.00 Quarterly BNP Paribas SA 12/16/20 EUR 275.00 EUR 31,300 23,467
136,177
Put
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 01/20/21 USD 101.00 USD 15,000 297,540
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 11/18/20 USD 102.00 USD 10,000 97,263
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Bank of America NA 12/16/20 USD 102.00 USD 10,000 168,851
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly Barclays Bank plc 12/16/20 USD 104.00 USD 10,000 243,280
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly
Goldman Sachs
International 12/16/20 USD 104.00 USD 10,000 243,280
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.35.V1 Quarterly
Goldman Sachs
International 12/16/20 USD 104.00 USD 10,000 243,280
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 350.00 EUR 16,200 325,061

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on
5-Year Credit Default
Swap 5.00 % Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 350.00 EUR 31,600 $ 634,069
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 350.00 EUR 35,600 714,331
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 12/16/20 EUR 375.00 EUR 31,200 677,481
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 400.00 EUR 49,500 787,999
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 400.00 EUR 31,020 281,919
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Citibank NA 11/18/20 EUR 400.00 EUR 30,000 272,649
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.34.
V1 Quarterly Citibank NA 12/16/20 EUR 450.00 EUR 15,700 173,038
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly
ITRAXX.EUR.
CROSSOVER.33.
V1 Quarterly BNP Paribas SA 11/18/20 EUR 625.00 EUR 49,500 76,261
5,236,302
$ 5,372,479
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advanced Micro Devices, Inc. .................... 3,000 11/20/20 USD 92.50 USD 22,587 $ (88,500)
EURO STOXX 50 Index ........................ 4,793 11/20/20 EUR 3,900.00 EUR 141,787 (11,164)
Xilinx, Inc. ................................. 500 11/20/20 USD 140.00 USD 5,935 (28,750)
Xilinx, Inc. ................................. 750 11/20/20 USD 128.00 USD 8,902 (129,375)
Xilinx, Inc. ................................. 1,125 11/20/20 USD 132.00 USD 13,353 (203,625)
Altice Europe NV ............................. 6,721 12/18/20 EUR 6.50 EUR 2,842 (23,483)
EURO STOXX 50 Index ........................ 726 12/18/20 EUR 3,750.00 EUR 21,477 (3,805)
S&P 500 Index .............................. 87 12/18/20 USD 3,800.00 USD 28,449 (30,450)
S&P 500 Index .............................. 141 12/18/20 USD 3,600.00 USD 46,106 (253,800)
Freeport-McMoRan, Inc. ........................ 500 01/15/21 USD 25.00 USD 867 (7,500)
American Airlines Group, Inc. ..................... 2,000 02/19/21 USD 25.00 USD 2,256 (31,000)
(811,452)
Put
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,000 11/06/20 USD 79.00 USD 16,776 (21,000)
iShares Russell 2000 ETF ....................... 1,000 11/06/20 USD 136.00 USD 15,309 (20,500)
SPDR S&P 500 ETF Trust ....................... 1,000 11/06/20 USD 300.00 USD 32,654 (150,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,000 11/13/20 USD 80.00 USD 16,776 (38,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 11/20/20 USD 77.00 USD 6,291 (12,375)
S&P 500 Index .............................. 124 11/20/20 USD 3,200.00 USD 40,548 (1,034,160)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 750 12/18/20 USD 77.00 USD 6,291 (33,750)
(1,309,785)
$ (2,121,237)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SoftBank Group Corp. ........ Goldman Sachs International 766 11/27/20 JPY 5,500.00 JPY 5,203 $ (101,237)
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 % Quarterly
Bank of America
NA 01/20/21 NR USD 96.00 USD 15,000 $ (164,528)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.34.V9 Quarterly 5.00 Quarterly Barclays Bank plc 12/16/20 NR USD 96.00 USD 10,000 (36,800)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Bank of America
NA 11/18/20 NR USD 97.00 USD 10,000 (27,549)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly Barclays Bank plc 12/16/20 NR USD 100.00 USD 10,000 (121,431)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 12/16/20 NR USD 100.00 USD 10,000 (121,431)
Sold Protection on
5-Year Credit
Default Swap CDX.NA.HY.35.V1 Quarterly 5.00 Quarterly
Goldman Sachs
International 12/16/20 NR USD 100.00 USD 10,000 (121,431)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 400.00 EUR 31,600 (287,190)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 400.00 EUR 35,600 (323,543)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 425.00 EUR 16,200 (102,010)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 450.00 EUR 31,600 (143,062)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 12/16/20 NR EUR 450.00 EUR 31,200 (343,872)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 475.00 EUR 31,020 (105,240)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 500.00 EUR 49,500 (209,370)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly BNP Paribas SA 12/16/20 NR EUR 500.00 EUR 31,200 (234,050)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.33.V1 Quarterly 5.00 Quarterly BNP Paribas SA 11/18/20 NR EUR 525.00 EUR 49,500 (161,960)
Sold Protection on
5-Year Credit
Default Swap
ITRAXX.EUR.
CROSSOVER.34.V1 Quarterly 5.00 Quarterly Citibank NA 12/16/20 NR EUR 550.00 EUR 31,400 (168,044)
$ (2,671,511)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 2,717 $ (146,946) $ (239,750) $ 92,804
CDX.NA.HY.35.V1 ................... 5.00 Quarterly 12/20/25 USD 34,860 (1,420,351) (1,869,840) 449,489
ITRAXX.EUR.CROSSOVER.34.V1 ........ 5.00 Quarterly 12/20/25 EUR 41,874 (3,226,682) (5,278,046) 2,051,364
ITRAXX.FINSR.34.V1 ................. 1.00 Quarterly 12/20/25 EUR 28,890 (307,931) (388,728) 80,797
ITRAXX.FINSUB.34.V1 ............... 1.00 Quarterly 12/20/25 EUR 78,740 2,772,238 2,411,443 360,795
$ (2,329,672) $ (5,364,921) $ 3,035,249
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.05% Quarterly 1 day Fed Funds Quarterly 10/21/22 USD 2,267 $ 40 $ — $ 40
1 day SOFR Quarterly 0.05% Quarterly 10/21/22 USD 2,267 (244) — (244)
3.15% Semi-Annual 3 month LIBOR Quarterly 11/16/23 USD 33,000 (3,311,181) — (3,311,181)
0.18% Quarterly 1 day Fed Funds Quarterly 10/21/25 USD 143 474 — 474
1 day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (433) — (433)
$ (3,311,344) $ — $ (3,311,344)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly Goldman Sachs International 12/20/20 USD 5,000 $ 87,754 $ 191,406 $ (103,652)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 260 (2,366) 10,762 (13,128)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 260 (2,366) 6,676 (9,042)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 12/20/20 USD 260 (2,333) 8,359 (10,692)
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 12/20/20 USD 265 (2,412) 5,965 (8,377)
Mattel, Inc. .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 4,870 (8,647) 7,429 (16,076)
Mattel, Inc. .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/20 USD 4,870 (8,647) 5,313 (13,960)
Altice France Holding SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 14,110 (551,344) (404,767) (146,577)
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/21 EUR 2,220 (86,746) (48,124) (38,622)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/21 USD 3,000 320,827 603,318 (282,491)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 320,827 870,560 (549,733)
American Airlines Group, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 320,827 539,176 (218,349)
Casino Guichard Perrachon SA 5.00 Quarterly Goldman Sachs International 06/20/21 EUR 660 11,843 11,869 (26)
Delta Air Lines, Inc. ........ 5.00 Quarterly Goldman Sachs International 06/20/21 USD 3,000 (26,021) 79,291 (105,312)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/21 USD 1,710 (45,168) 27,883 (73,051)
HP, Inc. ................ 1.00 Quarterly Goldman Sachs International 06/20/21 USD 5,500 (38,452) 33,216 (71,668)
SoftBank Group Corp. ...... 1.00 Quarterly Citibank NA 06/20/21 JPY 333,801 12,807 21,544 (8,737)
United Airlines Holdings, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 49,892 138,927 (89,035)
United Airlines Holdings, Inc. .. 5.00 Quarterly Goldman Sachs Bank USA 06/20/21 USD 3,000 49,892 182,368 (132,476)
Carnival Corp. ............ 1.00 Quarterly Goldman Sachs International 12/20/21 USD 2,040 224,090 123,086 101,004
Casino Guichard Perrachon SA 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,240 145,198 68,733 76,465
Casino Guichard Perrachon SA 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 2,500 162,051 (7,295) 169,346
Iceland Bondco plc ......... 5.00 Quarterly Credit Suisse International 12/20/21 EUR 2,150 (59,905) 15,916 (75,821)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 1,850 (5,519) 90,717 (96,236)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/21 EUR 1,650 54,264 16,187 38,077
Stonegate Pub Co. Financing plc 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/21 EUR 960 31,572 62,811 (31,239)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 03/20/22 EUR 1,700 77,248 (33,217) 110,465
Altice Luxembourg SA ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 EUR 2,480 (171,286) (41,851) (129,435)
American Airlines Group, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/22 USD 3,000 958,530 1,295,317 (336,787)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC .. 5.00 % Quarterly Citibank NA 06/20/22 USD 1,680 $ (37,950) $ 77,346 $ (115,296)
Bausch Health Cos., Inc. ..... 5.00 Quarterly Citibank NA 06/20/22 USD 3,350 (249,852) (200,604) (49,248)
Ford Motor Co. ........... 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,020 (50,951) 50,019 (100,970)
Marks & Spencer plc ....... 1.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,100 21,934 33,056 (11,122)
Marks & Spencer plc ....... 1.00 Quarterly Deutsche Bank AG 06/20/22 EUR 800 15,952 20,256 (4,304)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 875 57,064 91,836 (34,772)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,650 107,607 156,286 (48,679)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,000 65,216 143,161 (77,945)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 1,650 95,295 (5,929) 101,224
Stonegate Pub Co. Financing plc 5.00 Quarterly Citibank NA 06/20/22 EUR 2,640 152,473 (68,538) 221,011
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 1,650 95,295 12,681 82,614
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Barclays Bank plc 12/20/22 EUR 7,490 172,551 156,224 16,327
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 970 78,354 43,270 35,084
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/23 USD 1,710 (197,777) (126,632) (71,145)
Avis Budget Car Rental LLC .. 5.00 Quarterly Barclays Bank plc 06/20/23 USD 960 (13,364) (19,755) 6,391
Avis Budget Car Rental LLC .. 5.00 Quarterly Goldman Sachs International 06/20/23 USD 2,000 (27,841) 50,052 (77,893)
Deutsche Lufthansa AG ..... 1.00 Quarterly Citibank NA 06/20/23 EUR 3,240 300,403 233,692 66,711
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,398 (237,000) (177,106) (59,894)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,480 (250,961) (197,054) (53,907)
Cable & Wireless International
Finance BV ........... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 EUR 1,434 (243,118) (191,442) (51,676)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 3,725 737,878 81,255 656,623
Accor SA ............... 1.00 Quarterly Barclays Bank plc 12/20/24 EUR 5,692 330,339 (50,448) 380,787
Accor SA ............... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,898 110,152 (12,591) 122,743
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 4,945 18,745 (13,800)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (427,799) (269,074) (158,725)
Devon Energy Corp. ........ 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,000 41,267 (2,351) 43,618
Devon Energy Corp. ........ 1.00 Quarterly Citibank NA 12/20/24 USD 2,250 92,852 (12,254) 105,106
Financial Guaranty Insurance
Company ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 800 (10,558) 20,296 (30,854)
Hess Corp. .............. 1.00 Quarterly BNP Paribas SA 12/20/24 USD 1,300 48,695 34,733 13,962
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 560 133,921 242,932 (109,011)
Republic of Italy ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 39,430 66,304 658,285 (591,981)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 5,000 50,748 (39,553) 90,301
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 101,497 (171,167) 272,664
Standard Chartered plc ...... 1.00 Quarterly Goldman Sachs International 12/20/24 EUR 5,740 10,306 (25,912) 36,218
Staples, Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 USD 500 112,835 6,468 106,367
Sunrise Communications AG .. 5.00 Quarterly Barclays Bank plc 12/20/24 EUR 4,090 (914,144) (746,568) (167,576)
Sunrise Communications AG .. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 5,290 (1,182,353) (1,037,876) (144,477)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 4,000 105,167 245,447 (140,280)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (234,638) (131,692) (102,946)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (156,425) (87,808) (68,617)
Altice France SA .......... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 3,362 (282,332) (378,032) 95,700
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 6,291 31,126 (24,835)
Avnet, Inc. .............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,265 (47,254) (107,985) 60,731
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,150 (76,827) (39,820) (37,007)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,000 (107,201) (54,253) (52,948)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 5,000 (178,668) (99,531) (79,137)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,000 (142,935) (53,903) (89,032)
CenturyLink, Inc. .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 2,220 215,685 269,312 (53,627)
Crown European Holdings SA . 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 700 (136,837) (118,836) (18,001)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 4,350 69,957 245,199 (175,242)
General Electric Co. ........ 1.00 Quarterly BNP Paribas SA 06/20/25 USD 5,000 80,410 224,046 (143,636)
Halliburton Co. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 3,150 81,366 281,464 (200,098)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,350 34,871 120,456 (85,585)
Macy's Retail Holdings LLC ... 1.00 Quarterly BNP Paribas SA 06/20/25 USD 2,215 768,930 515,568 253,362
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 798,437 517,643 280,794
Natwest Group plc ......... 1.00 Quarterly Citibank NA 06/20/25 EUR 3,240 58,554 62,723 (4,169)
Occidental Petroleum Corp. ... 1.00 Quarterly Citibank NA 06/20/25 USD 1,000 261,459 222,440 39,019

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Occidental Petroleum Corp. ... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 880 $ 230,084 $ 231,403 $ (1,319)
Occidental Petroleum Corp. ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,320 345,126 346,548 (1,422)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 19,700 123,793 1,156,604 (1,032,811)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 4,131 37,145 (33,014)
SES SA ................ 1.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,710 4,155 46,719 (42,564)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,250 59,550 281,972 (222,422)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 14,012 99,959 (85,947)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 16,814 91,253 (74,439)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 60,601 336,314 (275,713)
SoftBank Group Corp. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 JPY 411,470 259,218 205,479 53,739
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 22,872 49,561 (26,689)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,535 22,872 49,561 (26,689)
Stora Enso OYJ ........... 5.00 Quarterly Citibank NA 06/20/25 EUR 3,400 (816,464) (642,847) (173,617)
Stora Enso OYJ ........... 5.00 Quarterly Credit Suisse International 06/20/25 EUR 4,140 (994,165) (759,627) (234,538)
Stora Enso OYJ ........... 5.00 Quarterly Goldman Sachs International 06/20/25 EUR 1,700 (408,232) (335,573) (72,659)
Telefonica Emisiones SA ..... 1.00 Quarterly Barclays Bank plc 06/20/25 EUR 3,360 (22,041) (24,304) 2,263
Telefonica Emisiones SA ..... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 3,700 (24,272) 96,550 (120,822)
Xerox Corp. ............. 1.00 Quarterly Barclays Bank plc 06/20/25 USD 2,360 92,677 161,121 (68,444)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/25 USD 1,375 53,996 117,335 (63,339)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,200 86,394 223,124 (136,730)
Anglo American Capital plc ... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 5,040 (1,164,762) (1,115,109) (49,653)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,600 (255,150) (238,080) (17,070)
Ardagh Packaging Finance plc . 5.00 Quarterly Citibank NA 12/20/25 EUR 8,980 (1,349,543) (1,073,980) (275,563)
Avis Budget Car Rental LLC .. 5.00 Quarterly Citibank NA 12/20/25 USD 631 24,372 25,230 (858)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 631 24,372 28,384 (4,012)
Avis Budget Car Rental LLC .. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 947 36,558 35,480 1,078
Banco Bilbao Vizcaya Argentaria
SA ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 8,020 594,175 484,636 109,539
Barclays plc ............. 1.00 Quarterly Citibank NA 12/20/25 EUR 1,600 48,388 70,376 (21,988)
BP Capital Markets plc ...... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,050 11,153 (7,181) 18,334
British Telecommunications plc . 1.00 Quarterly Citibank NA 12/20/25 EUR 6,510 (13,119) (27,444) 14,325
Cie Generale des Etablissements
Michelin SCA .......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,210 (113,287) (119,373) 6,086
Clariant AG .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 6,410 (65,263) (26,445) (38,818)
Dell, Inc. ................ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 2,500 173,071 182,717 (9,646)
Electricite de France SA ..... 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 3,123 (97,579) (105,493) 7,914
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 2,811 (87,830) (95,139) 7,309
Electricite de France SA ..... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 3,124 (97,610) (105,457) 7,847
Electricite de France SA ..... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,562 (48,805) (52,729) 3,924
Federative Republic of Brazil .. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 8,490 470,970 641,754 (170,784)
Glencore Finance Europe Ltd. . 5.00 Quarterly Bank of America NA 12/20/25 EUR 8,020 (1,487,861) (1,467,564) (20,297)
Halliburton Co. ........... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 50,474 46,974 3,500
HeidelbergCement AG ...... 5.00 Quarterly Citibank NA 12/20/25 EUR 3,210 (776,893) (795,936) 19,043
Hess Corp. .............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,500 94,662 81,264 13,398
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 12,190 252,853 287,996 (35,143)
ITV plc ................. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 5,130 (981,767) (964,775) (16,992)
JPMorgan Structured Products
BV ................. 1.00 Quarterly Citibank NA 12/20/25 EUR 3,210 327,118 334,643 (7,525)
Koninklijke KPN NV ........ 1.00 Quarterly Bank of America NA 12/20/25 EUR 1,565 (3,719) (11,208) 7,489
Koninklijke KPN NV ........ 1.00 Quarterly BNP Paribas SA 12/20/25 EUR 1,565 (3,719) (11,270) 7,551
LANXESS AG ............ 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 7,770 (172,249) (203,199) 30,950
Monitchem HoldCo 3 SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,850 (267,523) (308,299) 40,776
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 3,240 84,623 78,991 5,632
Next Group plc ........... 1.00 Quarterly Citibank NA 12/20/25 EUR 8,570 223,833 190,325 33,508
Next Group plc ........... 1.00 Quarterly Credit Suisse International 12/20/25 EUR 1,540 40,222 34,201 6,021
Next Group plc ........... 1.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,600 41,789 32,770 9,019
Nokia OYJ .............. 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 3,210 (711,558) (739,889) 28,331
Repsol International Finance BV 1.00 Quarterly Citibank NA 12/20/25 EUR 4,810 48,648 28,348 20,300
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,200 32,365 (7,668) 40,033
Repsol International Finance BV 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 3,200 32,365 (5,709) 38,074
Santander Issuances SAU .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,210 165,008 139,917 25,091
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 3,650 77,001 97,024 (20,023)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Solvay SA ............... 1.00 % Quarterly Barclays Bank plc 12/20/25 EUR 3,108 $ (78,328) $ (91,895) $ 13,567
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 4,662 (117,491) (124,218) 6,727
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/25 USD 2,000 39,153 62,652 (23,499)
Sudzucker International Finance
BV ................. 1.00 Quarterly Barclays Bank plc 12/20/25 EUR 2,640 9,939 15,525 (5,586)
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 3,338 12,567 (25,823) 38,390
Sudzucker International Finance
BV ................. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,692 17,665 (36,297) 53,962
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 12/20/25 USD 3,750 194,381 216,500 (22,119)
Xerox Corp. ............. 1.00 Quarterly Goldman Sachs International 12/20/25 USD 1,585 82,158 109,639 (27,481)
$ – $ – $ –
$ (3,458,417) $ 1,554,341 $ (5,012,758)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1 1.00 % Quarterly
Goldman Sachs
International 12/20/20 NR USD 3,750 $ 13,383 $ (2,819) $ 16,202
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 BB+ USD 1,000 172,434 142,573 29,861
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 23,695 365,159 (1,319,422) 1,684,581
Financial Guaranty
Insurance Company .. 1.00 Quarterly Citibank NA 06/20/24 BBB- USD 7,900 121,745 (439,900) 561,645
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/24 NR USD 4,900 711,578 596,809 114,769
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly Barclays Bank plc 12/20/24 BB+ USD 14,150 2,716,697 2,442,668 274,029
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly BNP Paribas SA 12/20/24 BB+ USD 1,000 191,993 182,657 9,336
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/24 NR USD 1,500 238,767 204,552 34,215
HCA, Inc. ........... 5.00 Quarterly BNP Paribas SA 12/20/24 NR USD 5,000 795,890 783,971 11,919
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 2,950 469,575 430,079 39,496
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/24 NR USD 5,800 923,233 924,896 (1,663)
Republic of Italy ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 BBB USD 39,430 425,299 30,495 394,804
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 06/20/25 BB+ EUR 1,710 180,415 119,129 61,286
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,830 193,076 (18,496) 211,572
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ EUR 1,040 109,726 24,608 85,118
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 1,630 68,875 35,486 33,389
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 1,630 68,875 19,030 49,845
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 1,630 68,875 15,167 53,708
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 1,620 68,452 61,896 6,556
Altice France Holding SA . 5.00 Quarterly
Goldman Sachs
International 06/20/25 CCC+ EUR 1,620 68,452 57,825 10,627
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 60 5,039 6,429 (1,390)
Altice France SA ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 B EUR 1,600 134,382 193,065 (58,683)

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Goldman Sachs
International 06/20/25 B EUR 1,650 $ 138,582 $ 199,098 $ (60,516)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,250 272,964 357,712 (84,748)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 2,280 191,495 260,421 (68,926)
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 5,250 48,064 (137,207) 185,271
AT&T, Inc. ........... 1.00 Quarterly BNP Paribas SA 06/20/25 BBB USD 3,050 27,923 (60,173) 88,096
AT&T, Inc. ........... 1.00 Quarterly
Goldman Sachs
International 06/20/25 BBB USD 2,000 18,310 19,908 (1,598)
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BBB USD 3,000 27,465 20,295 7,170
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 1,980 (414,937) (123,162) (291,775)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/25 B EUR 470 (98,571) (45,794) (52,777)
HCA, Inc. ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- USD 1,000 170,357 176,813 (6,456)
Kraft Heinz Foods Co. .. 1.00 Quarterly Citibank NA 06/20/25 BB+ USD 2,000 5,961 16,276 (10,315)
Kraft Heinz Foods Co. .. 1.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 2,700 8,048 20,734 (12,686)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,000 5,961 13,547 (7,586)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly BNP Paribas SA 06/20/25 BB EUR 1,026 (50,890) (122,842) 71,952
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 1,275 181,058 170,838 10,220
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 BB+ USD 750 106,505 100,558 5,947
NRG Energy, Inc. ...... 5.00 Quarterly
Goldman Sachs
International 06/20/25 BB+ USD 1,500 213,010 215,965 (2,955)
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB+ USD 2,125 301,764 269,638 32,126
OI European Group BV .. 5.00 Quarterly
Credit Suisse
International 06/20/25 B+ EUR 684 103,161 32,556 70,605
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 19,700 172,167 (661,490) 833,657
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 1,700 (270,665) (225,144) (45,521)
Rolls-Royce plc ....... 1.00 Quarterly BNP Paribas SA 06/20/25 BB- EUR 1,640 (261,112) (217,198) (43,914)
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 1,700 (270,665) (365,004) 94,339
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 69 (10,935) (11,532) 597
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 31 (4,986) (5,259) 273
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 70 (11,145) (9,578) (1,567)
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,000 381,860 304,010 77,850
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 3,000 572,789 418,985 153,804
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 2,200 420,045 381,901 38,144
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 667 127,287 116,109 11,178
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB USD 1,300 248,209 219,432 28,777
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 1,710 (271,134) (281,631) 10,497
thyssenkrupp AG ...... 1.00 Quarterly
Credit Suisse
International 06/20/25 BB- EUR 1,980 (313,945) (160,508) (153,437)
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 1,630 (258,449) (195,666) (62,783)
Verisure Midholding AB .. 5.00 Quarterly
Credit Suisse
International 06/20/25 CCC+ EUR 1,040 181,028 11,048 169,980
Yum! Brands, Inc. ..... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,115 (4,181) (2,496) (1,685)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,540 (9,524) (22,601) 13,077
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/25 NR USD 2,000 (7,499) 14,451 (21,950)
Yum! Brands, Inc. ..... 1.00 Quarterly
Goldman Sachs
International 06/20/25 NR USD 1,500 (5,624) (6,705) 1,081

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 2,280 $ 337,318 $ 337,810 $ (492)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 1,610 113,670 101,699 11,971
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,000 70,602 82,920 (12,318)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,021 72,085 84,662 (12,577)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,170 82,605 99,699 (17,094)
Altice France SA ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 10,900 769,565 686,974 82,591
AT&T, Inc. ........... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BBB USD 2,000 11,242 9,943 1,299
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 2,000 389,831 365,334 24,497
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 12/20/25 B- EUR 1,790 (189,037) (135,239) (53,798)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,570 (165,803) (109,731) (56,072)
International Business
Machines Corp. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 A USD 4,250 120,975 120,645 330
International Business
Machines Corp. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 A USD 4,650 132,360 141,579 (9,219)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 1,340 52,913 92,082 (39,169)
International Game
Technology plc ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB EUR 600 23,693 34,559 (10,866)
Intrum AB ........... 5.00 Quarterly Citibank NA 12/20/25 BB EUR 1,560 7,250 47,047 (39,797)
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,030 (507) (1,019) 512
Kraft Heinz Foods Co. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,500 (738) 1,486 (2,224)
Loxam SAS ......... 5.00 Quarterly Barclays Bank plc 12/20/25 CCC+ EUR 630 (91,503) (76,497) (15,006)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/25 CCC+ EUR 1,920 (278,867) (255,933) (22,934)
Mondelez International, Inc. 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 BBB USD 4,650 153,587 158,574 (4,987)
NRG Energy, Inc. ...... 5.00 Quarterly BNP Paribas SA 12/20/25 BB+ USD 1,600 232,557 259,504 (26,947)
Rolls-Royce plc ....... 1.00 Quarterly Barclays Bank plc 12/20/25 BB- EUR 3,140 (565,117) (562,311) (2,806)
thyssenkrupp AG ...... 1.00 Quarterly Citibank NA 12/20/25 BB- EUR 1,590 (285,842) (288,245) 2,403
Yum! Brands, Inc. ..... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B+ USD 1,500 (12,502) (741) (11,761)
Ziggo Bond Co. BV .... 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,520 519,378 515,608 3,770
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,610 237,556 233,785 3,771
Ziggo Bond Co. BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B- EUR 1,570 202,968 202,278 690
$ 11,711,910 $ 7,323,475 $ 4,388,435
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(aa)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Amount includes $3,364 of net dividends and financing fees.
i
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... Monthly
1 month LIBOR
minus 2.95% Monthly Citibank NA 11/27/20 USD 50 $ (47,252) $ — $ (47,252)
iShares MSCI India ETF Quarterly
3 month LIBOR
minus 1.20% Quarterly Credit Suisse International 11/30/20 USD 45 (13,120) — (13,120)
ConocoPhillips ..... Quarterly
3 month LIBOR
minus 0.30% Quarterly Credit Suisse International 10/18/21 USD 5 24,754 — 24,754
$ (35,618) $ – $ (35,618)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a a )
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(a)
02/15/23 $ 14,504,525 $ (709,940)
(b)
$ 13,791,221 2.2%
(a)
Range: 20-65 basis points
Benchmarks: Euro Interbank Offer Rate:
EUR 1 Week
Intercontinental Exchange LIBOR:
GBP 1 Week
USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of October 31, 2020, expiration date 02/15/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Belgium
Telenet Group Holding NV ... 66,828 $ 2,570,238 18.6%
Brazil
Oi SA, ADR ............. 629,896 806,267 5.8
Germany
Aroundtown SA ........... 205,456 985,503 7.2
Tele Columbus AG ........ 455,073 1,120,951 8.1
2,106,454
Shares Value
% of Basket
Value
Italy
Telecom Italia SpA ........ 9,439,670 $ 3,436,114 24.9%
UniCredit SpA ........... 85,436 639,864 4.7
4,075,978
United Kingdom
Arrow Global Group plc ..... 1,300,236 2,112,307 15.3
ITV plc ................ 1,812,374 1,693,781 12.3
Liberty Global plc, Class A ... 79,158 1,502,419 10.9
5,308,507
United States
Ardagh Group SA ......... 50,996 840,414 6.1
Bausch Health Cos., Inc. .... 184,187 3,039,086 22.0
iShares iBoxx $ High Yield
Corporate Bond ETF ..... 55,000 4,613,400 33.4

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Shares Value
% of Basket
Value
United States (continued)
Southwest Airlines Co. ...... 10,000 $ 395,300 2.9%
8,888,200
Total Reference Entity — Long ............ 23,755,644
Reference Entity — Short
United Kingdom
EnQuest plc ............. (2,045,774) (252,929) (1.8)
Shares Value
% of Basket
Value
United States
Allegiant Travel Co. ........ (5,000) $ (673,800) (4.9) %
CommScope Holding Co., Inc. (273,460) (2,433,794) (17.7)
iShares MSCI Brazil ETF .... (50,000) (1,343,000) (9.7)
iShares Russell 2000 ETF ... (30,000) (4,592,700) (33.3)
Uber Technologies, Inc. ..... (20,000) (668,200) (4.8)
(9,711,494)
Total Reference Entity — Short ............ (9,964,423)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 13,791,221
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day Fed Funds ...................................... 1 day Fed Funds 0.09%
1 day SOFR ......................................... Secured Overnight Financing Rate 1.04
1 month LIBOR ....................................... London Interbank Offered Rate 0.14
3 month LIBOR ....................................... London Interbank Offered Rate 0.22
Glossary of Terms Used in this Report
Currency
CAD Canadian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 44,686,923 $ — $ 44,686,923
Common Stocks:
Brazil ............................................... 86,098 — — 86,098
China ............................................... 62,426 — — 62,426
Italy ................................................ — 59,730 — 59,730
Netherlands ........................................... — 5,226,768 — 5,226,768
United Kingdom ........................................ 43,298 — 282,370 325,668
United States .......................................... 11,306,541 60,788 — 11,367,329
Corporate Bonds
Australia ............................................. — 3,845,173 — 3,845,173
Austria .............................................. — 15,450,173 — 15,450,173
Brazil ............................................... — 11,742,229 — 11,742,229
Canada ............................................. — 48,150,606 — 48,150,606
China ............................................... — 14,944,871 — 14,944,871
France .............................................. — 65,138,044 — 65,138,044
Germany ............................................ — 38,624,975 — 38,624,975
Ghana .............................................. — 1,122,245 — 1,122,245
Hong Kong ........................................... — 660,984 — 660,984
India ............................................... — 977,584 — 977,584
Indonesia ............................................ — 678,887 — 678,887
Ireland .............................................. — 12,388,860 — 12,388,860
Israel ............................................... — 384,335 — 384,335
Italy ................................................ — 67,699,492 — 67,699,492
Japan ............................................... — 28,774,006 — 28,774,006
Jersey .............................................. — 586,684 — 586,684
Luxembourg .......................................... — 61,443,617 — 61,443,617
Macau .............................................. — 236,732 — 236,732
Malaysia ............................................. — 572,818 — 572,818
Mexico .............................................. — 467,607 — 467,607
Netherlands ........................................... — 20,473,393 — 20,473,393
Portugal ............................................. — 7,297,697 — 7,297,697

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
Level 1 Level 2 Level 3 Total
South Korea .......................................... $ — $ 506,500 $ — $ 506,500
Spain ............................................... — 45,550,367 — 45,550,367
Sweden ............................................. — 11,884,693 — 11,884,693
Switzerland ........................................... — 12,991,345 — 12,991,345
Thailand ............................................. — 936,119 — 936,119
Turkey .............................................. — 8,025,954 — 8,025,954
United Arab Emirates .................................... — 625,092 — 625,092
United Kingdom ........................................ — 154,290,049 — 154,290,049
United States .......................................... — 522,814,064 78,787,865 601,601,929
Floating Rate Loan Interests:
Canada ............................................. — 2,485,057 — 2,485,057
France .............................................. — 5,008,926 — 5,008,926
Germany ............................................ — 11,130,292 — 11,130,292
Luxembourg .......................................... — 20,069,183 9 20,069,192
Netherlands ........................................... — 12,290,574 — 12,290,574
Norway .............................................. — 2,324,525 — 2,324,525
Spain ............................................... — 27,606,130 — 27,606,130
United Kingdom ........................................ — 10,662,017 — 10,662,017
United States .......................................... — 174,463,030 9,843,759 184,306,789
Foreign Agency Obligations ................................. — 25,864,137 — 25,864,137
Foreign Government Obligations .............................. — 977,820 — 977,820
Investment Companies .................................... 13,020,186 — — 13,020,186
Non-Agency Mortgage-Backed Securities ........................ — 3,943,148 — 3,943,148
Preferred Securities:
Spain ............................................... 2,752,250 — — 2,752,250
United Kingdom ........................................ — 5,591,119 — 5,591,119
U.S. Treasury Obligations ................................... — 4,827,266 — 4,827,266
Warrants .............................................. — 208,570 22,042 230,612
Short-Term Securities:
Borrowed Bond Agreements ................................. — 111,722,681 — 111,722,681
Money Market Funds ...................................... 42,367,024 — — 42,367,024
Options Purchased:
Credit contracts .......................................... — 5,372,479 — 5,372,479
Equity contracts .......................................... 6,094,309 142,475 — 6,236,784
Liabilities:
Borrowed Bonds ......................................... — (110,311,170) — (110,311,170)
Investments Sold Short .................................... — (2,065,375) — (2,065,375)
$ 75,732,132 $ 1,521,632,288 $ 88,936,045 $ 1,686,300,465
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 13,011,116 $ — $ 13,011,116
Equity contracts ........................................... 114,414 24,754 — 139,168
Foreign currency exchange contracts ............................ — 4,850,674 — 4,850,674
Interest rate contracts ....................................... 285,640 514 — 286,154
Liabilities:
Credit contracts ........................................... — (13,271,701) — (13,271,701)
Equity contracts ........................................... (2,121,237) (871,549) — (2,992,786)
Foreign currency exchange contracts ............................ — (2,119,922) — (2,119,922)
Interest rate contracts ....................................... (944,430) (3,311,858) — (4,256,288)
$ (2,665,613) $ (1,687,972) $ — $ (4,353,585)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $11,941,990 are categorized as Level 2 within the disclosure hierarchy.

BlackRock Global Long/Short Credit Fund

Schedule of Investments
(unaudited) (continued)
October 31, 2020
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
**** VARIABLE Notes_Disclosure is not defined ****
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests Warrants Total
Investments:
Assets:
Opening balance, as of July 31, 2020 ....................................................... $ 285,313 $ 81,446,905 $ 19,245,957 $ 22,042 $ 101,000,217
Transfers into level 3 ................................................................. — — 798,110 — 798,110
Transfers out of level 3 ................................................................ — — — — —
Accrued discounts/premiums ............................................................. — — 7,908 — 7,908
Net realized gain .................................................................... — — 2 — 2
Net change in unrealized appreciation (depreciation)
(a)
............................................ (2,943) 780,275 781,745 — 1,559,077
Purchases ......................................................................... — — 8,970,331 — 8,970,331
Sales ............................................................................ — (3,439,315) (19,960,285) — (23,399,600)
Closing balance, as of October 31, 2020 .....................................................
$ 282,370 $ 78,787,865 $ 9,843,768 $ 22,042 $ 88,936,045
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2020
(a)
..............
$ (2,943) $ 780,275 $ (12,251) $ — $ 765,081
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $10,148,171. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Corporate Bonds ........................... $ 78,787,865 Income Discount Rate 10% - 18% 15%
Floating Rate Loan Interests .................... 9 Market
Estimated Recovery
Value
— —
$ 78,787,874